As filed with the Securities and Exchange Commission on April 26, 2002

                                              1933 Act File No. 333-75181
                                              1940 Act File No. 811-09263


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      UNDER

                           SECURITIES ACT OF 1933        [x]

                       POST-EFFECTIVE AMENDMENT NO. 4    [x]

                                     and/or

                             REGISTRATION STATEMENT

                                      UNDER

                     THE INVESTMENT COMPANY ACT OF 1940  [x]

                               AMENDMENT NO. 5           [x]


                      The Wright Asset Allocation Trust
              -------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                  255 State Street, Boston, Massachusetts 02109
              --------------------------------------------------
                     (Address of Principal Executive Office)

                                  617--482-8260
                     --------------------------------------
                         (Registrant's Telephone Number)

                                 Alan R. Dynner
                  255 State Street, Boston, Massachusetts 02109
                ----------------------------------------------------
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ] Immediately  upon filing  pursuant to paragraph (b)
[ ] On (date) pursuant to paragraph  (a)(1)
[x] On May 1, 2002  pursuant to paragraph (b)
[ ] 75 days after filing  pursuant  to  paragraph  (a)(2)
[ ] 60 days  after  filing  pursuant  to paragraph (a)(1)
[ ] On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE WRIGHT ASSET ALLOCATION TRUST



PROSPECTUS
MAY 1, 2002




o    Wright Managed Growth with Income Fund
         Advisor Shares


o    Wright Managed Income with Growth Fund*


o    Wright Managed Growth Fund*
         Advisor Shares
         Individual Shares


* As of the date of this Prospectus, shares of this Fund are not available for purchase. Contact the Principal Underwriter or your broker fof the latest information


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

An investment in a mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TABLE OF CONTENTS
-------------------------------------------------------------------------------

THE WRIGHT ASSET ALLOCATION TRUST: OVERVIEW OF PRINCIPAL STRATEGIES.....1

INFORMATION ABOUT THE FUND
         Wright Managed Growth with Income Fund.........................2
         Wright Managed Income with Growth Fund.........................6
         Wright Managed Growth Fund.....................................8

INFORMATION ABOUT YOUR ACCOUNT.........................................10
         How the Funds Value their Shares..............................10
         Purchasing Shares.............................................10
         Distribution and Service Plans................................10
         Selling Shares................................................11
         Exchanging Shares.............................................11

DIVIDENDS AND TAXES....................................................12

MANAGING THE FUNDS.....................................................13
         Management of the Underlying Wright Blue Chip Funds...........13
              Equity Funds.............................................13
              Fixed Income Funds.......................................13
         Wright Investors' Service, the Investment Adviser.............13
         Master Feeder Fund Structure..................................14

FINANCIAL HIGHLIGHTS...................................................15


HOW TO USE THIS PROSPECTUS:

Reading this prospectus will help you decide if investing in the fund is right for you. Please keep this prospectus for future reference. Included in this prospectus are descriptions telling you about the fund's:

(Graphic - Ship's Wheel)
OBJECTIVE: what the fund seeks to achieve.

(Graphic - Compass)
PRINCIPAL INVESTMENT STRATEGIES: how the fund intends to achieve its investment objective and the strategy used by Wright Investors'Service, the fund's investment adviser.

(Graphic - Life Preserver)
PRINCIPAL RISKS: the risks associated with the fund's primary investments.

(Graphic - Assorted Nautical Flags)
Who May Want to Invest: determine if the fund is a suitable investment for you.

(Graphic - Ship's Log)
PAST PERFORMANCE: the total return on your investment, including income from dividends and capital gain distributions, as well as appreciation or depreciation in price over various time periods.

(Graphic - Two Crossed Anchors with a $ in the center)
FEES AND EXPENSES: what overall costs you bear by investing in the fund.

THE WRIGHT ASSET ALLOCATION TRUST:
OVERVIEW OF PRINCIPAL STRATEGIES
-------------------------------------------------------------------------------



The Wright Asset Allocation Trust was created to offer a variety of funds to meet differing investment objectives. Each fund is a fund of funds. This means that a fund invests in other mutual funds managed by Wright Investors Service. This prospectus describes three funds, Wright Managed Growth with Income Fund, Wright Managed Income with Growth Fund and Wright Managed Growth Fund. However, at the present time only the Wright Managed Growth with Income Fund is being offered. Depending on Wrights model asset allocation, each fund may invest in some or all of the following Wright Blue Chip Funds.


----- Side Bar Text -----
                                    Blue Chip

Financial dictionaries define Blue Chip as a common stock of a company that has a long record of profit growth and dividend payment and a reputation for quality management, products and services. Wright further refines this to include only securities issued by companies that meet its qualitative standards.

-----End Side Bar Text-----


   o SELECTED BLUE CHIP EQUITIES PORTFOLIO (SBC) seeks long-term total return by investing in equity securities of well-established quality companies whose current operations reflect characteristics likely to provide comparatively superior total investment return. The portfolio's benchmark is the Standard & Poor's Mid-Cap 400 Index.

   o WRIGHT MAJOR BLUE CHIP EQUITIES FUND(WMBC) seeks total return by investing in the equity securities of larger companies. The fund's benchmark is the Standard & Poor's 500 Index.

   o INTERNATIONAL BLUE CHIP EQUITIES PORTFOLIO (IBC) seeks total return by investing in equity securities of well-established non-U.S. companies. Wright focuses on individual stock selection instead of trying to predict which country or industry will perform best.


   o U.S. GOVERNMENT NEAR TERM PORTFOLIO (NTB) seeks a higher level of income than is normally available from short-term money market instruments by investing in U.S. government obligations and maintaining an average weighted maturity of from one to three years.

   o U.S. GOVERNMENT INTERMEDIATE PORTFOLIO (USGI)(formerly U. S. Treasury Portfolio) seeks a high total return with an emphasis on income by investing in U.S. government obligations and maintains an average weighted maturity of from two to six years, depending on the economic outlook and expected trend of interest rates. The portfolio's benchmark is the Lehman Brothers Government Intermediate Bond Index.


   o WRIGHT TOTAL RETURN BOND FUND (WTRB) seeks a superior rate of total return by investing in U.S. government and investment grade (rated "BBB" or higher) corporate debt securities of companies meeting Wright quality standards. The fund's benchmark is the Lehman U.S. Aggregate Bond Index.

   o CURRENT INCOME PORTFOLIO (CIF) seeks a high level of current income with moderate fluctuations of principal by investing in debt obligations issued or guaranteed by the US. government or any of its agencies, or backed only by the credit of a federal agency such as the Federal Home Loan Bank, Fannie Mae (Federal National Mortgage Association) and the Federal Home Loan Mortgage Corporation, and corporate debt securities.

For more information regarding the investment strategies of the Wright Blue Chip Funds, see page 13 of this prospectus.

When investing in a fund of funds, you will bear the operating expenses of the underlying funds as well as your share of the funds operating expenses. For example, you will indirectly pay a management or asset allocation fee for the fund and management fees for the underlying funds.

WRIGHT MANAGED GROWTH WITH INCOME FUND
-------------------------------------------------------------------------------

CUSIP:Advisor Shares 982225104  Ticker Symbol: Advisor Shares WGIAY (Unofficial)



(Graphic - Ship's Wheel)
OBJECTIVE

High total return (consisting of price appreciation and high income) with reduced risk. This objective may be changed without shareholder approval.

(Graphic - Compass)
PRINCIPAL INVESTMENT STRATEGIES

The fund is a balanced fund investing its assets in various Wright managed equity and income funds. Wright allocates the fund's assets based on a fundamental analysis of the economy and investment markets in the U.S. and foreign countries. Over the long-term, the fund expects to have an asset mix of 65% equity (10% is international equity) and 35% fixed income. This mix will vary over short-term periods as Wright follows a dynamic process of monitoring the asset allocation model and making adjustments. Purchases and sales of funds are made when necessary to adjust the asset allocation model, when new investments become available to the fund, or when necessary to accommodate redemption activity. The equity allocation may range from 40% to 80% with up to 25% being international equities. The U.S. equities may be allocated among large, medium and small companies. The fixed income allocation may range from 20% to 60%. Fixed income funds selected could include those investing in U.S. government issues, high quality corporate issues and mortgage backed securities issued and guaranteed as to timely payment of principal and interest by the Government National Mortgage Association. Up to 50% of the fixed income allocation could be in money market securities.


At the end of 2001, the asset allocation model for growth with income called for a mix of 65% equities and 35% fixed income. This was further allocated as follows:

     o  Wright Major Blue Chip Equities Fund               35%
     o  Selected Blue Chip Equities Portfolio              16%
     o  International Blue Chip Equities Portfolio         15%
     o  U.S. Government Intermediate Portfolio             34%
        (formerly  U.S. Treasury Portfolio)


(Graphic - Life Preserver)
PRINCIPAL RISKS

In addition to normal market and management risks, the fund may invest in equity funds that have specific risks. These risks are:

     o Wright Major Blue Chip Equities Fund. Performance could be adversely affected if large capitalization or value stocks fall out of favor and returns trail the overall stock market.

     o Selected Blue Chip Equities Portfolio. Performance could be adversely affected if mid-cap or value stocks fall out of favor with the market and returns trail the overall market. Also, if selected companies remain undervalued or experience an adverse event such as an unfavorable earnings report.

     o  International Blue Chip Equities Portfolio.  Foreign investments are subject to special risks including currency risk (changes in foreign currency rates reducing the value of the fund's assets), seizure, expropriation or nationalization of a company, lack of public information, and the impact of political, social, or diplomatic events.

-----Side Bar Text-----
                                A Word About Risk

Before you invest in any mutual fund, you should understand the risks involved. There are two basic risks prevalent in mutual funds investing in common stocks, such as the fund. They are:

o MARKET RISK: when the prices of stocks fall, the value of the fund's investments may fall and you could lose money on your investment.

o MANAGEMENT RISK: Wright's strategy may not produce the expected results, causing losses.

-----End Side Bar Text-----

In addition, fixed income funds may be subject to special risks such as:

     o Credit or default risk: An issuer's credit rating may be downgraded or the issuer may be unable to pay principal and interest on its obligations.

     o Interest rate risk: Bond prices fall when interest rates rise and vice versa. The longer the maturity of the bonds, the greater the change in price.

     o  Prepayment   risk:  When  interest  rates  decline,   the  issuer  of  a
        mortgage-backed or other debt security may exercise an option to prepay the principal. This forces reinvestment in lower yielding securities.

     o Extension risk: When interest rates rise, the life of a mortgage-backed security is extended beyond the expected prepayment time, reducing the value of the security.

Also, the fund's income may decline during times of falling interest rates.

When the market is unfavorable, the fund's assets may be held temporarily in cash or invested in short-term obligations without limit. Although the fund would do this to reduce losses, defensive investments may conflict with and hurt the fund's efforts to achieve its investment objective. Likewise, Wright's efforts to maximize returns while minimizing risk may not be successful.

(GRAPHIC - ASSORTED NAUTICAL FLAGS)
WHO MAY WANT TO INVEST

You may be interested in the fund if you are seeking an actively managed well-diversified balanced investment portfolio with the fund's objective of growth with a high level of income. The fund will be of particular interest to individuals wishing to have a professional investment adviser make the decision when to enter or exit different markets.

Advisor Shares have been created for use in 401(k) and similar retirement plans. Individual Shares were created for individuals who wish to invest directly or through their bank or other financial institution. The fund is intended for those seeking a long-term investment commitment.

(Graphic - Ship's Log)
PAST PERFORMANCE


The information below shows the fund's performance of its Advisor Shares for the periods indicated through December 31, 2001. Total return includes reinvestment of all dividends and capital gains distributions, and reflects fund expenses. As with all mutual funds, past performance does not guarantee future results.


Year-by-Year Total Return as of December 31

  20%
-------------------------------------------------------------------------------
  10%
-------------------------------------------------------------------------------
  0%
-------------------------------------------------------------------------------
 (10)%                     -4.22%              -3.32%             -10.82%
-------------------------------------------------------------------------------
                            1999*               2000                2001

* From July 14, 1999 (start of business) to December 31, 1999.

Best Quarter: 7.57% (4th quarter 1999) Worst Quarter: -10.14% (3rd quarter 2001)

The following table shows the average annual total return of the Advisor class. While the fund does not seek to match the returns of these benchmarks, they are a good indicator of the performance of the U.S. bond and equity markets and the non-U.S. equity markets. The fund's annual return shown on the previous page does not reflect the impact of taxes. The table below shows before- and after-tax performance. After-tax performance is computed two ways: "Return after taxes on distributions" assumes the payment of federal taxes on fund distributions before their reinvestment and "Return after taxes on distributions and sales of fund shares" reflects the additional taxable impact of the realized gain or loss if any, from the sale of fund shares at the end of the holding period. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown below. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The benchmarks reflect no deductions for fees, charges, or taxes.


AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2001

                                                1 Year      Life of the Class
-------------------------------------------------------------------------------

         ADVISOR SHARES

          Return before taxes                    -10.82%         -4.22%(1)
          Return after taxes on distributions    -11.15%         -5.02%(1)
          Return after taxes on distributions
           and sales of fund shares               -6.27%         -3.64%(1)
          Balanced Mkt. Avg. Benchmark(2)         -3.86%          0.58%(3)
          S&P 500 Stock Composite                -11.80%         -4.70%(3)
          Lehman Aggregate Bond Index              8.40%          8.70%(3)
------------------------------------------------------------------------------

       (1) From July 14, 1999 (start of business)

       (2) The Balanced Market Average Benchmark is based on an allocation of 60% equities (45% S&P 500, 15% FT/S&P World ex U.S.) and 40% fixed income (Lehman Aggregate Bond Index).

       (3) Since July 31, 1999, the date closest to the fund's inception for which data is available.

(Graphic - Two Crossed Anchors with a $ in the center)
FEES AND EXPENSES

The table describes the fees and expenses you may pay if you buy and hold shares of the fund.


                                                               Advisor
                                                                Shares
-------------------------------------------------------------------------------
SHAREHOLDER FEES  Maximum deferred sales charge (load)           none
(paid directly from    (% of offering price)
your investment)
-------------------------------------------------------------------------------
ANNUAL FUND
OPERATING               Management fee                           0.20%
EXPENSES                Distribution and service (12b-1) fees    0.50%
(deducted directly      Other expenses                           2.10%
from fund assets)
-------------------------------------------------------------------------------
     Total Operating Expenses                                    2.80%
-------------------------------------------------------------------------------
     Fee Waiver and Expense Reimbursement(1)                    (1.23%)
-------------------------------------------------------------------------------
     Net Operating Expenses(2)                                   1.57%
-------------------------------------------------------------------------------
   (1) Under a written agreement, Wright waives a portion of its advisory fee and assumes operating expenses to the extent necessary to limit the expense ratio to 2.00%.

   (2) Under an expense offset arrangement, custodian fees are reduced by credits based on the fund's average daily cash balance. Under SEC reporting requirements, these reductions are not reflected in the above expense ratio. If reflected, the ratio would be:

     NET OPERATING EXPENSES AFTER CUSTODIAN FEE REDUCTIONS       1.52%


-------------------------------------------------------------------------------

-----Side Bar Text-----
                             Understanding Expenses

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs, such as shareholder recordkeeping and reports, custodian and pricing services, and registration fees.

-----End Side Bar Text-----

EXAMPLE

The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.

Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:
                                1 Year       3 Years      5 Years     10 Years
-------------------------------------------------------------------------------
    Advisor Shares               $260         $496         $855        $1,867

WRIGHT MANAGED INCOME WITH GROWTH FUND
-------------------------------------------------------------------------------

CUSIP: Advisor Shares 982225880 Ticker Symbol:Advisor Share   WIGAY (Unofficial)
     Individual Shares982225872            Individual Shares  WIGIY (Unofficial)

(Graphic - Ship's Wheel)
OBJECTIVE

High  total  return  (consisting  of a high  level  of  income  and  some  price
appreciation)   with  reduced  risk.  This  objective  may  be  changed  without shareholder  approval.

(Graphic - Compass)
PRINCIPAL  INVESTMENT  STRATEGIES

     The fund is a balanced fund investing its assets in various Wright managed equity and income funds. Wright allocates the fund's assets based on a fundamental analysis of the economy and investment markets in the U.S. and foreign countries. Over the long-term, the fund expects to have an asset mix of 35% equity (5% is international equity) and 65% fixed income. This mix will vary over short-term periods as Wright follows a dynamic process of monitoring the asset allocation model and making adjustments. Purchases and sales of funds are made when necessary to adjust the asset allocation model, when new investments become available to the fund, or when necessary to accommodate redemption activity. The equity allocation may range from 0% to 50% with up to 15% being international equities. The U.S. equities may be allocated among large, medium and small companies. The fixed income allocation may range from 50% to 100%. Fixed income funds selected could include those investing in U.S. government issues, high quality corporate issues and mortgage backed securities issued and guaranteed as to timely payment of principal and interest by the Government National Mortgage Association. Up to 50% of the fixed income allocation could be in money market securities.


At the end of 2001 Wright's asset allocation model for income with growth called for a mix of 37% equities and 63% fixed income. This was further allocated as follows:

   o Wright Major Blue Chip Equities Fund               19%
   o Selected Blue Chip Equities Portfolio               9%
   o International Blue Chip Equities Portfolio          9%
   o U.S. Government Intermediate Portfolio             31%
   o Current Income Portfolio                           32%


If the fund had existed at that time, its assets would have been allocated the same way.

(Graphic - Life Preserver)
PRINCIPAL RISKS

     In addition to normal market and management risks, the fund may invest in equity funds that have specific risks. These risks are: o Wright Major Blue Chip Equities Fund. Performance could be adversely affected if large capitalization or value stocks fall out of favor and returns trail the overall stock market.

     o SELECTED BLUE CHIP EQUITIES PORTFOLIO. Performance could be adversely affected if mid-cap or value stocks fall out of favor with the market and returns trail the overall market. Also, if selected companies remain undervalued or experience an adverse event such as an unfavorable earnings report.
     o  INTERNATIONAL BLUE CHIP EQUITIES PORTFOLIO.  Foreign investments are subject to special risks including currency risk (changes in foreign currency rates reducing the value of the fund's assets), seizure, expropriation or nationalization of a company, lack of public information, and the impact of political, social, or diplomatic events.

-----Side Bar Text-----
                                A Word About Risk

Before you invest in any mutual fund, you should understand the risks involved. There are two basic risks prevalent in mutual funds investing in common stocks, such as the fund. They are:

o MARKET RISK: when the prices of stocks fall, the value of the fund's investments may fall and you could lose money on your investment.

o MANAGEMENT RISK: Wright's strategy may not produce the expected results, causing losses.
-----End Side Bar Text-----

In addition, fixed income funds may be subject to special risks such as:

     o CREDIT OR DEFAULT RISK: An issuer's credit rating may be downgraded as the issuer may be unable to pay principal and interest obligations.
     o INTEREST RATE RISK: Bond prices fall when interest rates rise and vice versa. The longer the maturity of the bonds, the greater the change in price.
     o PREPAYMENT RISK: When interest rates decline, the issuer of a mortgage-backed or other debt security may exercise an option to prepay the principal. This forces reinvestment in lower yielding securities.
     o EXTENSION RISK: When interest rates rise, the life of a mortgage-backed security is extended beyond the expected prepayment time, reducing the value of the security.

Also, the fund's income may decline during times of falling interest rates.

When the market is unfavorable, the fund's assets may be held temporarily in cash or invested in short-term obligations without limit. Although the fund would do this to reduce losses, defensive investments may conflict with and hurt the fund's efforts to achieve its investment objective. Likewise, Wright's efforts to maximize returns while minimizing risk may not be successful.

(Graphic - Assorted Nautical Flags)
WHO MAY WANT TO INVEST

You may be interested in the fund if you are seeking an actively managed well-diversified balanced investment portfolio with the fund's objective of income with growth. The fund will be of particular interest to individuals wishing to have a professional investment adviser make the decision when to enter or exit different markets.

Advisor Shares have been created for use in 401(k) and similar retirement plans. Individual Shares were created for individuals who wish to invest directly or through their bank or other financial institution. The fund is intended for those seeking a long-term investment commitment.

(Graphic - Ship's Log)
PAST PERFORMANCE
The fund has not yet commenced operations.

(Graphic - Two Crossed Anchors with a $ in the center)
FEES AND EXPENSES
The table describes the fees and expenses you may pay if you buy and hold shares of the fund.
                                                        Advisor    Individual
                                                        Shares(2)   Shares(2)
-------------------------------------------------------------------------------
SHAREHOLDER FEES  Maximum deferred sales charge (load)    none       1.00%(1)
(paid directly from    (% of offering price)
your investment)
-------------------------------------------------------------------------------
ANNUAL FUND
OPERATING         Management fee                           0.20%       0.20%
EXPENSES          Distribution and service (12b-1) fees    0.50%       1.00%
(deducted directly                  Other expenses         1.00%       1.00%
from fund assets)
-------------------------------------------------------------------------------
     Total Operating Expenses                              1.70%       2.20%
-------------------------------------------------------------------------------
     Fee Waiver and Expense Reimbursement(3)              (0.20%)     (0.20%)
-------------------------------------------------------------------------------
     Net Operating Expenses(4)                             1.50%       2.00%
-------------------------------------------------------------------------------
    (1)Shares redeemed during the first year after purchase are subject to a deferred sales charge of 1.00% deducted from redemption proceeds.
    (2)Other expenses are estimated since operations have not commenced. Other expenses include the expenses of the Wright funds in which the fund invests.
    (3)Under a written agreement, Wright waives a portion of its advisory fee and assumes operating expenses to the extent necessary to limit the expense ratio to 2.00%.
    (4)Under an expense offset arrangement, custodian fees are reduced by credits based on the fund's average daily cash balance. Under SEC reporting requirements, these reductions are not reflected in the above expense ratio. If reflected, the ratio would be:

     NET OPERATING EXPENSES AFTER CUSTODIAN FEE REDUCTIONS 1.49%       1.99%


-----Side Bar Text-----
                             Understanding Expenses

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs, such as shareholder recordkeeping and reports, custodian and pricing services, and registration fees.

-----End Side Bar Text-----

EXAMPLE

The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.
Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:



                                             1 Year       3 Years
-------------------------------------------------------------------------------
Advisor Shares                               $153          $474
Individual Shares                            $303          $627

WRIGHT MANAGED GROWTH FUND
-------------------------------------------------------------------------------

CUSIP:Advisor Shares 982225864 Ticker Symbol:Advisor Shares   WGRAY (Unofficial)
   Individual Shares 982225856              Individual Shares WGRIY (Unofficial)

(Graphic - Ship's Wheel)
OBJECTIVE

High total return with emphasis on price appreciation and reduced risk. This objective may be changed without shareholder approval.

(Graphic - Compass)
PRINCIPAL  INVESTMENT STRATEGIES

The fund is a growth fund investing its assets in various Wright managed equity and income funds. Wright allocates the fund's assets based on a fundamental analysis of the economy and investment markets in the U.S. and foreign countries. Over the long-term, the fund expects to have an asset mix of 95% equity (15% is international equity) and 15% fixed income. This mix will vary over short-term periods as Wright follows a dynamic process of monitoring the asset allocation model and making adjustments. Purchases and sales of funds are made when necessary to adjust the asset allocation model, when new investments become available to the fund, or when necessary to accommodate redemption activity. The equity allocation may range from 70% to 100% with up to 30% being international equities. The U.S. equities may be allocated among large, medium and small companies. The fixed income allocation may range from 0% to 30%. Fixed income funds selected could include those investing in U.S. government issues, high quality corporate issues and mortgage backed securities issued and guaranteed as to timely payment of principal and interest by the Government National Mortgage Association. Up to 100% of the fixed income allocation could be in money market securities.



At the end of 2001 Wright's asset allocation model called for a mix of 97% equities and 3% fixed income. This was further allocated as follows:


   o Wright Major Blue Chip Equities Fund               50%
   o Selected Blue Chip Equities  Portfolio             25%
   o International Blue Chip Equities Portfolio         22%
   o U.S. Government Near Term Portfolio                 3%

  If the fund had existed at that time, its assets would have been allocated the same way.


(Graphic - Life Preserver)
PRINCIPAL RISKS

In addition to normal market and management risks, the fund may invest in equity funds that have specific risks. These risks are:

     o WRIGHT MAJOR BLUE CHIP EQUITIES FUND. Performance could be adversely affected if large capitalization or value stocks fall out of favor and returns trail the overall stock market.
     o SELECTED BLUE CHIP EQUITIES PORTFOLIO. Performance could be adversely affected if mid-cap or value stocks fall out of favor with the market and returns trail the overall market. Also, if selected companies remain undervalued or experience an adverse event such as an unfavorable earnings report.
     o  INTERNATIONAL BLUE CHIP EQUITIES PORTFOLIO.  Foreign investments are subject to special risks including currency risk (changes in foreign currency rates reducing the value of the fund's assets), seizure, expropriation or nationalization of a company, lack of public information, and the impact of political, social, or diplomatic events

-----Side Bar Text-----
                                A Word About Risk

Before you invest in any mutual fund, you should understand the risks involved. There are two basic risks prevalent in mutual funds investing in common stocks, such as the fund. They are:

o MARKET RISK: when the prices of stocks fall, the value of the fund's investments may fall and you could lose money on your investment.

o MANAGEMENT RISK: Wright's strategy may not produce the expected results, causing losses.

-----End Side Bar Text-----

In addition, fixed income funds may be subject to special risks such as:

     o CREDIT OR DEFAULT RISK: An issuer's credit rating may be downgraded as the issuer may be unable to pay principal and interest obligations.
     o INTEREST RATE RISK: Bond prices fall when interest rates rise and vice versa. The longer the maturity of the bonds, the greater the change in price.
     o PREPAYMENT RISK: When interest rates decline, the issuer of a mortgage-backed or other debt security may exercise an option to prepay the principal. This forces reinvestment in lower yielding securities.
     o EXTENSION RISK: When interest rates rise, the life of a mortgage-backed security is extended beyond the expected prepayment time, reducing the value of the security.

Also, the fund's income may decline during times of falling interest rates.

When the market is unfavorable, the fund's assets may be held temporarily in cash or invested in short-term obligations without limit. Although the fund would do this to reduce losses, defensive investments may conflict with and hurt the fund's efforts to achieve its investment objective. Likewise, Wright's efforts to maximize returns while minimizing risk may not be successful.

(Graphic - Assorted Nautical Flags)
WHO MAY WANT TO INVEST

You may be interested in the fund if you are seeking an actively managed well-diversified investment portfolio with the fund's objective of growth. The fund will be of particular interest to individuals wishing to have a professional investment adviser make the decision when to enter or exit different markets.

Advisor Shares have been created for use in 401(k) and similar retirement plans. Individual Shares were created for individuals who wish to invest directly or through their bank or other financial institution. The fund is intended for those seeking a long-term investment commitment.

(Graphic - Ship's Log)
PAST PERFORMANCE

The fund has not yet commenced operations.

(Graphic - Two Crossed Anchors with a $ in the center)
FEES AND EXPENSES
The table describes the fees and expenses you may pay if you buy and hold shares of the fund.
                                                        Advisor   Individual
                                                        Shares      Shares(2)
-------------------------------------------------------------------------------
SHAREHOLDER FEES  Maximum deferred sales charge (load)    none       1.00%(1)
(paid directly from    (% of offering price)
your investment)
-------------------------------------------------------------------------------
ANNUAL FUND
OPERATING         Management fee                           0.20%       0.20%
EXPENSES          Distribution and service (12b-1) fees    0.50%       1.00%
(deducted directly                  Other expenses         1.00%       1.00%
from fund assets)
-------------------------------------------------------------------------------
     Total Operating Expenses                              1.70%       2.20%
-------------------------------------------------------------------------------
     Fee Waiver and Expense Reimbursement(3)              (0.20%)     (0.20%)
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     Net Operating Expenses(4)                             1.50%       2.00%
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     1 Shares  redeemed  during the first year after purchase  are subject to a deferred sales charge of 1.00% deducted from redemption proceeds.
     2 Other expenses are estimated since operations have not commenced.OTHER
       EXPENSES INCLUDE THE EXPENSES OF THE WRIGHT FUNDS IN WHICH THE FUND INVESTS.
     3 Under a written agreement, Wright waives a portion of its advisory fee and assumes operating expenses to the extent necessary to limit the expense ratio to 2.00%.
     4 Under an expense offset arrangement, custodian fees are reduced by credits based on the fund's average daily cash balance. Under SEC reporting requirements, these reductions are not reflected in the above expense ratio. If reflected, the ratio would be:

     NET OPERATING EXPENSES AFTER CUSTODIAN FEE REDUCTIONS  1.49%      1.99%


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                             Understanding Expenses

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs, such as shareholder recordkeeping and reports, custodian and pricing services, and registration fees.

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EXAMPLE

The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.

Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:



                                              1 Year        3 Years
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Advisor Shares                                 $153           $474
Individual Shares                              $303           $627

INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUNDS VALUE THEIR SHARES

The price at which you buy, sell or exchange fund shares is the net asset value per share or NAV. Each fund's NAV is calculated at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) each day the Exchange is open. It is not calculated on days the Exchange is closed. The value of a fund's assets may change on days when the Exchange is not open. You will not be able to purchase, redeem or exchange the funds' shares on those days. The price for a purchase, redemption or exchange of fund shares is the next NAV calculated after your request is received.

When a fund calculates its NAV, it values the underlying funds at their asset values. Other portfolio securities are valued at the last current sales price on the market where the security is normally traded. Securities that cannot be valued at these closing prices are valued by Wright at fair value in accordance with procedures adopted by the trustees. This could happen if an event after the close of the market seemed likely to have a major impact on the price of securities traded on the market. Although each fund calculates its value each day the Exchange is open, the NAV reported to NASDAQ for distribution to news agencies will be delayed by one day.

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                                 Determining NAV

Share price is determined by adding the value of a fund's investments, cash and other assets attributable to the class, deducting liabilities, and then dividing that amount by the total number of shares outstanding for that class.

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PURCHASING SHARES

PURCHASING SHARES FOR CASH

Shares of each fund are sold without an up-front sales charge at NAV. The minimum initial investment is $1,000 for either Advisor Shares or Individual Shares. There are no minimums for subsequent investments.

Waiver of the Minimum Initial Investment: The minimums may be waived for investments by bank trust departments, 401(k) or similar tax-sheltered retirement plans and automatic investment program accounts. The minimum initial investment will be reduced to $500 for shares purchased through certain investment advisers, financial planners, brokers or other intermediaries that charge a fee for their services. Each fund has the right to reject any purchase order, or limit or suspend the offering of its shares.

Authorized dealers, including investment dealers, banks or other institutions, may impose investment minimums higher than those imposed by the funds. They may also charge for their services. There are no charges if you purchase your shares directly from the funds.

BUYING FUND SHARES

     o If you are buying shares directly from a fund, please refer to your Shareholder Manual for instructions on how to buy fund shares.

     o If you buy shares through bank trust departments or other fiduciary institutions, please consult your trust or investment officer.

     o If you buy shares through a broker, please consult your broker for purchase instructions.

     o If you buy shares through an account with a registered investment adviser or financial planner, please contact your investment adviser or planner.

     o If you buy shares of a fund through a retirement plan, please consult your plan documents or speak with your plan administrator.

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                                Paying for Shares

You may pay for shares by wire, check or Federal Reserve draft payable in U.S. dollars and drawn on U.S banks. Third party checks will not be accepted. A charge is imposed on any returned checks.

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DISTRIBUTION AND SERVICE PLANS

The funds have adopted a 12b-1 plan permitting each fund to pay a fee in connection with the distribution of its shares. Wright Investors' Service Distributors, Inc. (WISDI), the principal underwriter and distributor of each fund's shares, receives a distribution fee of up to 0.75% of the average daily net assets of the Individual Share class and up to 0.25% of the average daily net assets of the Advisor Share class. Because this fee is paid on an ongoing basis, this may cost you more than other types of sales charges over time.

The funds have also adopted a service plan. This plan allows WISDI to be reimbursed for payments to intermediaries for providing account administration and personal and account maintenance services to fund shareholders. The annual service fee may not exceed 0.25% of the average daily net assets of each class of shares.

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                              Signature Guarantees

Signature guarantees are used to protect you and the fund from possible fraudulent requests for redeemed shares. They are required on all requests to change account application information and for certain redemption requests including any that direct that redemption proceeds be sent to other than the address of record. See the Shareholders Manual for more information.

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SELLING SHARES

You may redeem or sell shares of each fund on any business day. NO REDEMPTION REQUEST WILL BE PAID UNTIL YOUR SHARES HAVE BEEN PAID FOR IN FULL. IF THE SHARES TO BE REDEEMED REPRESENT AN INVESTMENT MADE BY CHECK, THE REDEMPTION PAYMENT WILL BE DELAYED UNTIL THE CHECK HAS BEEN COLLECTED, WHICH MAY TAKE UP TO FIFTEEN DAYS FROM THE DATE OF PURCHASE. Telephone and internet redemption procedures are described in the Shareholder Manual.

Redemption requests received in "proper form" before 4:00 p.m. New York time will be processed at that day's NAV. "Proper form" means that the applicable fund has received your request, all shares are paid for, and all documentation, along with any required signature guarantees, are included. Each fund normally pays redemption proceeds by check on the next business day to the address of record. Payment will be by wire if you specified this option on your account application.

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                               Redemption Proviso
In times of drastic economic or market conditions, you may have difficulty selling shares by telephone or the internet, so you should send your request by mail or overnight delivery. These redemption options may be modified or terminated without notice to shareholders.

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If you redeem Individual Shares within the first year after purchase, you will pay a contingent deferred sales charge of 1% deducted from the redemption proceeds. This charge will be waived if the intermediary through which you bought these shares has elected not to receive any up-front compensation from WISDI. This charge may also be waived under certain other circumstances. Please refer to your Shareholder Manual for details on the contingent deferred sales charge.

For more information about selling your shares, please refer to your Shareholder Manual or consult your trust officer, adviser or plan administrator. Involuntary Redemption If your account falls below $500 the fund may redeem your shares. You will receive notice 60 days before this happens. Your account will not be redeemed if the balance is below the minimum due to investment losses.

EXCHANGING SHARES

Individual  Shares may be exchanged  for  Individual  Shares of Catholic  Values
Investment Trust Equity Fund. Advisor Shares may be exchanged for Standard Shares of the Wright Managed Blue Chip Investment Funds. See the Shareholder Manual for detailed instructions.

In addition to the limits on market-timers, you are limited to four "round-trip" exchanges each year. A round-trip exchange is an exchange of one fund into another Wright fund, and then back into the original fund. You will receive notice 60 days before the fund materially amends or terminates the exchange privilege.

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                                  Market-Timers

The fund believes that use of the exchange privilege by investors utilizing market-timing strategies adversely affects other fund shareholders. Therefore, the fund generally will not honor requests for exchanges by shareholders who identify themselves or are identified as "market-timers." Market-timers are identified as those investors who repeatedly (more than once) make exchanges within a short period. The fund does not automatically redeem shares that are the subject of a rejected exchange request, but will honor any later redemption request.

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DIVIDENDS AND TAXES
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DIVIDENDS AND DISTRIBUTIONS

Unless you tell us that you want to receive your distributions in cash, they are reinvested automatically in fund shares. Each fund generally makes two different kinds of distributions:


     o CAPITAL GAINS FROM THE SALE OF INVESTMENTS OR OTHER TRANSACTIONS. Each fund will distribute any net realized capital gains annually, normally in December. Capital gains are the main source of distributions paid by the fund.


     o NET INVESTMENT INCOME FROM INTEREST OR DIVIDENDS. Each fund generally will distribute its net investment income quarterly.


TAX CONSEQUENCES


Selling or exchanging mutual fund shares generally is a taxable event and may result in a gain or a loss. Distributions, whether received in cash or reinvested in additional shares of a fund, are subject to federal income tax.


         Distribution                                  Tax Status

         Income dividends                              Ordinary income
         Short-term capital gains distribution         Ordinary income
         Long-term capital gains distribution          Long-term capital gains


The International Blue Chip Equities Portfolio may be subject to foreign withholding taxes or other foreign taxes on some of its foreign investments. This will reduce the yield or total return on those investments and may affect the return of a fund if it invests in the international fund.


Your investment in a fund could have additional tax consequences. Please consult your tax advisor on federal, state, local or other applicable tax laws.

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                               Tax Considerations

  Unless your investment is in a tax-deferred account you may want to avoid:

 o Investing in a fund near the end of its fiscal year; if the fund makes a distribution of net investment income or capital gains you will receive some of your investment back as a taxable distribution.

 o Selling shares at a loss for tax purposes and making an investment in the same fund within 30 days before or after the sale. This results in a "wash sale" and you will not be allowed to claim a tax loss.

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MANAGING THE FUNDS
-------------------------------------------------------------------------------

MANAGEMENT OF THE UNDERLYING BLUE CHIP FUNDS

EQUITY FUNDS

Wright developed Worldscope(R), one of the world's largest and most complete databases of financial information, which currently includes more than 24,000 companies in 50 nations. Using a bottom-up fundamental approach, Wright systematically identifies those companies in the Worldscope(R) database that meet minimum standards of prudence and thus are suitable for consideration by fiduciary investors. These companies are then subjected to extensive analysis and evaluation to identify those that meet Wright's standards of investment quality. These standards focus on liquidity, financial strength, stability of profits and growth.


Only those companies meeting or exceeding these standards are eligible for selection by the Wright investment committee for inclusion on an Approved Wright Investment List (AWIL). There are separate AWILs for U.S. companies, and non-U.S. companies. Different standards may apply to each list. All the companies on the lists are considered by Wright to be "Blue Chips." This means that the companies have established records of earnings profitability and equity growth. All have established investment acceptance and active, liquid markets.


FIXED INCOME FUNDS

Subject to each fund's investment policies relating to types of issuers, maturity and duration, Wright allocates assets among different market sectors and maturities based on its view of the economic outlook and expected trend in interest rates. For example, a fund may invest more heavily in shorter term securities when it expects an increase in interest rates. In buying and selling fixed income securities, Wright generally analyzes:


    o The security's structural features;
    o The security's current price compared with its estimated values; and
    o The credit quality of the issuer of the security.


WRIGHT INVESTORS SERVICE, THE INVESTMENT ADVISER


Wright Investors' Service, Inc. manages the funds and their investments. Wright is located at 440 Wheelers Farms Road, Milford, CT 06460. Wright receives a monthly advisory fee for its services in the amount of 0.20% annually of each fund's average daily net assets. For the fiscal year ended December 31, 2001, the advisory fee earned from the fund amounted to $8,558. To enhance the net income of the fund, Wright made a reduction of its investment adviser fee of $8,558. In addition, $101,920 of expenses was allocated to the investment adviser. Wright also receives advisory fees from the underlying funds.

Wright is a leading independent international investment management and advisory firm with more than 35 years experience. Wright manages approximately $3 billion of assets in portfolios of all sizes and styles as well as a family of mutual funds. The Wright Asset Allocation Trust may invest in as many as seven of these funds.


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      Fundamental Analysis and "Bottom-Up" Approach to Investing

Fundamental analysis is the analysis of company financial statements to forecast future price movements using past records of assets, earnings, sales, products, management and markets. It differs from technical analysis which relies on price and volume movements of stocks and does not concern itself with financial statistics.

Bottom-up   investing  is  the  analysis  of  company   information  before
considering the impact of industry and economic trends. It differs from the "top-down" approach which looks first at the economy, then the industry and last the company.

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INVESTMENT COMMITTEE

An investment committee of senior officers controls the investment selections, policies and procedures of the fund. These officers are experienced analysts with different areas of expertise, and have over 195 years of combined service with Wright. The committee makes all decisions for the asset allocation model for the fund of funds and for the selection, purchase and sale of all securities for the Blue Chip Funds. The investment committee consists of the following members:


         Committee Member           Title                                      Joined Wright in
--------------------------------------------------------------------------------------------------------------


         Peter M. Donovan, CFA      President and Chief Executive Officer,             1966
                                    Chairman of the Investment Committee
         Judith R. Corchard         Executive Vice President - Investment Management   1960
                                    Senior Investment Officer
         Jatin J. Mehta, CFA        Executive Vice President                           1969
         Michael F. Flament, CFA    Senior Vice President - Investment and
                                     Economic Analysis                                 1972
         James P. Fields, CFA       Senior Vice President - Fixed Income
                                     Investments                                       1982
         Amit S. Khandwala          Senior Vice President - International
                                     Investments                                       1986
         Stanley Kirtman            Senior Vice President - Equities                   2002
         Charles T. Simko, Jr., CFA Senior Vice President - Investment Research        1985
         George F. Faherty, CFA     Senior Vice President - Equities                   2000


MASTER/FEEDER FUND STRUCTURE

Five of the Blue Chip Funds in which the funds may invest are organized as "master" funds. These include:

     o  Selected Blue Chip Equities Portfolio
     o  International Blue Chip Equities Portfolio
     o  U.S. Government Intermediate Portfolio
     o  U.S. Government Near Term Portfolio
     o  Current Income Portfolio

These portfolios are organized as trusts and are treated as partnerships for federal tax purposes. Partnerships are "pass-through-entities" which means that they do not pay federal taxes; instead, all of their realized gains or losses, other income, and expenses are allocated to, and taken into account for tax purposes by, the funds and the other investors in the portfolios.



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                                  Administrator

Eaton Vance Management serves as the fund's administrator and is responsible for managing its daily business affairs. Eaton Vance's services include operating the fund's order room, recordkeeping, preparing and filing documents required to comply with federal and state securities laws, supervising activities of the fund's custodian and transfer agent, providing assistance in connection with the trustees' and shareholders' meetings and other administrative services.

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FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------

This financial highlight will help you understand the fund's financial performance for the period indicated. Certain information reflects financial results for a single fund share. Total return shows how much your investment in the fund increased or decreased during each period, assuming you reinvested all dividends and distributions. Deloitte & Touche LLP, independent certified public accountants, audited this information. Their report and the fund's financial statements are incorporated herein by reference and included in the fund's annual report, which is available upon request.


                                                                                                          From July 14, 1999
                                                               Year Ended           Year Ended         (start of business) to
Wright Managed Growth with Income Fund (WGIF)              December 31, 2001(5)   December 31, 2000        December 31, 1999
--------------------------------------------------------------------------------------------------------------------------------
                                                                                   Advisor Shares
                                                          ----------------------------------------------------------------------

Net asset value, beginning of year                             $    9.620             $   10.190              $   10.000
                                                                 ---------              ---------               ---------

Income from investment operations:

  Net investment income(1)                                     $    0.041 (6)         $    0.068              $    0.058
  Net realized and unrealized gain (loss)                          (1.081)(6)             (0.405)+                 0.357
                                                                 ---------              ---------               ---------

   Total income from investment operations                     $   (1.040)            $   (0.337)             $    0.415
                                                                 ---------              ---------               ---------

Less distributions declared to shareholders:

  From net investment income                                   $    -                 $   (0.068)             $   (0.044)
  In excess of net investment income                                -                     (0.103)                 (0.158)
  From realized gain on investments                                (0.160)                (0.062)                  -
  From paid-in capital                                              -                      -                      (0.023)
                                                                 ---------              ---------               ---------
   Total distributions                                         $   (0.160)            $   (0.233)             $   (0.225)
                                                                 ---------              ---------               ---------
Net asset value, end of year                                   $    8.420             $    9.620              $   10.190
                                                               ===========            ===========             ===========
Total return(2)                                                   (10.82%)                (3.32%)                  4.23%

Ratios/Supplemental Data(1):

  Net assets, end of year (000 omitted)                        $    4,076             $    4,374              $    6,317
  Ratio of expenses to average net assets                           1.57%                  1.96%                   2.01%(3)
  Ratio of expenses after custodian fee reduction
   to average net assets(4)                                         1.52%                  1.93%                   1.97%(3)

  Ratio of net investment income to average net assets              0.47%                  0.65%                   1.04%(3)
  Portfolio turnover rate                                             19%                    44%                     18%

----------------------------------------------------------------------------------------------------------------------------------

(1) During the year ended December 31, 2001, the investment adviser and the principal underwriter reduced their fees and the investment adviser was allocated or reimbursed a portion of the operating expenses. During the year ended December 31, 2000 and the period from July 14, 1999, start of business, to December 31, 1999, the investment adviser and the principal underwriter reduced their fees and the investment adviser was reimbursed and allocated a portion of the operating expenses. Had such action not been undertaken, the net investment loss per share and the ratios would have been as follows:

                                                                   2001                 2000                     1999
-----------------------------------------------------------------------------------------------------------------------------

Net investment income (loss) per share                         $   (0.066)            $   (0.131)             $   (0.025)
                                                               ===========            ===========             ===========
Ratios (as a percentage of average net assets):

  Expenses                                                          2.80%                  3.86%                   3.49%(3)
                                                               ===========            ===========             ===========
  Expenses after custodian fee reduction(4)                         2.75%                  3.83%                   3.45%(3)
                                                               ===========            ===========             ===========
  Net investment income (loss)                                     (0.76%)                (1.25%)                 (0.44%)(3)
                                                               ===========            ===========             ===========
---------------------------------------------------------------------------------------------------------------------------------

(2)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of the period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(3)  Annualized.

(4)Custodian fees were reduced by credits resulting from cash balances the fund maintained with the custodian (Note 1C). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits.

(5)  Certain per share amounts are based on average shares outstanding.

(6)Reporting guidelines require U.S. Treasury Portfolio to disclose the effects of implementing the change in accounting for amortization of premium and discount on debt securities. If adjustments were not made, net investment income and net realized and unrealized gain (loss) per share for Wright
   Managed Growth with Income Fund would have been $0.073 and $(1.113), respectively.

+ Per share amount is not in accordance with the net realized and unrealized gain (loss) for the period because of the timing of sales of fund shares and the amounts per share of realized and unrealized gains and losses at such time.

WRIGHT INVESTORS' SERVICE DISTRIBUTORS, INC.
440 Wheelers Farms Road, Milford, CT 06460


FOR MORE INFORMATION


Additional information about the funds' investments is available in the fund's semi-annual and annual reports to shareholders. The funds' annual report contains a discussion of the market conditions and investment strategies that affected the funds' performance over the past year.


You may wish to read the Statement of Additional Information (SAI) for more information on the funds and the securities it invests in. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the semi-annual and annual reports and the SAI, request other information or get answers to your questions about the fund by writing or calling:

Wright Investors' Service Distributors, Inc.
440 Wheelers Farms Road
Milford, CT 06460
(800) 888-9471
E-mail: funds@wrightinvestors.com

Copies of documents and application forms can be viewed and downloaded from Wright Investors' Service website: www.wrightinvestors.com.


Text-only versions of fund documents can be viewed online or downloaded from the SEC's web site at http://www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington DC. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained by sending your request and the appropriate duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic mail at publicinfo@sec.gov.


Investment Company Act File Number............................811-09263

                                           STATEMENT OF ADDITIONAL INFORMATION
                                                                ADVISOR SHARES
                                                             INDIVIDUAL SHARES
                                                                   May 1, 2002


                        THE WRIGHT ASSET ALLOCATION TRUST
------------------------------------------------------------------------------

                     Wright Managed Growth with Income Fund
                     Wright Managed Income with Growth Fund*
                           Wright Managed Growth Fund*


        * As of the date of this Statement of Additional Information, shares of this Fund are not available for purchase. Contact the Principal Underwriter or your broker for the latest information.


                                255 State Street
                           Boston, Massachusetts 02109
-------------------------------------------------------------------------------



                                TABLE OF CONTENTS

                                                                          Page


The Wright Asset Allocation Trust..........................................2
The Funds and Their Investment Objectives and Policies.....................2
Investment Policies and Other Information About
 the Underlying Blue Chip Funds............................................2
Investment Restrictions....................................................7
Management and Organization................................................8
Control Persons and Principal Holders of Shares...........................12
Investment Advisory and Administrative Services...........................12
Custodian and Transfer Agent..............................................13
Independent Certified Public Accountants..................................13
Brokerage Allocation......................................................13
Pricing of Shares.........................................................14
Principal Underwriter.....................................................14
Service Plan..............................................................16
Taxes.....................................................................16
Calculation of Performance and Yield Quotations...........................18
Financial Statements......................................................19
APPENDIX................................................................. 20

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the funds' prospectus dated May 1, 2002, which is
incorporated  by  reference  herein.   The  information  in  this  Statement of
Additional Information expands on information contained in the prospectus. The prospectus can be obtained without charge by contacting the Distributor at the phone number or address below.


                  WRIGHT INVESTORS' SERVICE DISTRIBUTORS, INC.
                             PRINCIPAL DISTRIBUTORS
                             440 Wheelers Farms Road
                                Milford, CT 06460
                                1-(800)-888-9471

THE WRIGHT ASSET ALLOCATION TRUST

     The Wright Asset Allocation Trust is an open-end management company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on June 17, 1997. Each fund is a diversified series of the Trust.

     The Trust's Declaration of Trust may be amended with the affirmative vote of a majority of the outstanding shares of the Trust or, if only the interests of the fund are affected, a majority of the fund's outstanding shares. The trustees are authorized to make amendments to the Declaration of Trust without shareholder approval that do not have a material adverse effect on the interests of shareholders. The Trust may be terminated (1) upon the sale of the Trust's assets to another investment company, if approved by the holders of two-thirds of the outstanding shares of the Trust, except that if the Trustees recommend such sale of assets, the approval by the vote of a majority of the Trust's outstanding shares will be sufficient, or (2) upon liquidation and distribution of the assets of the Trust, if approved by a majority of its Trustees or by the vote of a majority of the Trust's outstanding shares. If not so terminated, the Trust may continue indefinitely.

     The Trust's Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; however, nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Trust is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Trust property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Trust has been advised by counsel that the risk of any shareholder incurring any liability for the obligations of a Trust is extremely remote. The funds' investment adviser, Wright Investors' Service, Inc. ("Wright"), does not consider this risk to be material.

THE FUNDS AND THEIR INVESTMENT OBJECTIVES AND POLICIES


     The Wright Asset Allocation Trust currently consists of three series:


Wright Managed Growth with Income Fund (WGI)
Wright Managed Income with Growth Fund (WIG)
Wright Managed Growth Fund (WGR)

     All three funds seek high total return consisting of price appreciation plus income but with different emphases. WGI emphasizes price appreciation but also strives for some income. WIG seeks a high level of income with some price appreciation. WGR seeks price appreciation and reduced risk. Income is not a consideration. Each fund seeks to meet its investment objective by allocating its assets among the Blue Chip Funds described in the prospectus. Capitalized terms used in this Statement of Additional Information have the same meaning as in the prospectus.

INVESTMENT POLICIES AND OTHER INFORMATION ABOUT THE UNDERLYING BLUE CHIPS

     Each fund will concentrate its investments in the underlying Blue Chip Funds, which are mutual funds. Mutual funds pool the investments of many investors and use professional management to select and purchase securities of different issuers for their portfolios. Any investment in a mutual fund involves risk. Even though the funds may invest in a number of the underlying Blue Chip Funds, this investment strategy cannot eliminate investment risk. Investing in mutual funds through a fund involves additional and duplicative expenses that would not be present if an investor were to invest directly in the underlying funds.

     Under certain circumstances an underlying Blue Chip Fund may elect to pay for shares redeemed by a fund (wholly or in part) by a distribution in kind of securities from its portfolio, instead of in cash. As a result, a fund may hold securities distributed by an underlying Blue Chip Fund until such time as Wright determines it appropriate to dispose of such securities. Such disposition will impose additional costs on the fund.

     As a shareholder of one or more of the underlying Blue Chip Funds, each fund may from time to time be entitled to vote on certain items relating to an underlying Blue Chip Fund. It is the policy of each fund to vote its shares of any underlying Blue Chip Fund, for each item on which it is entitled to vote, in approximately the percentages that the other shares of the same underlying Blue Chip Fund are voted by the other shareholders of that fund. This is commonly referred to as "mirror" voting.

     The types of securities that may be acquired by the underlying Blue Chip Funds and the various investment techniques which they may employ, including the risks associated with these investments, are described below. References to "fund" and "funds" in this section refer only to the underlying Blue Chip Funds.

EQUITY SECURITIES

     COMMON STOCKS. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

     PREFERRED STOCKS AND CONVERTIBLE SECURITIES. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible debt securities in which a fund invests generally are rated at the time of investment in one of the top two rating categories by a nationally recognized rating organization or their unrated equivalent.


     FOREIGN SECURITIES. International Blue Chip Equities Portfolio may invest in foreign securities. Investing in securities of foreign governments or securities issued by companies whose principal business activities are outside the United States may involve significant risks not associated with domestic investments. It is anticipated that in most cases, the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the U.S. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S. Securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the U.S. and may be non-negotiable. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers and listed companies than in the U.S.


     The limited liquidity of certain foreign markets may affect the fund's ability to accurately value its assets invested in such market. In addition, the settlement systems of certain foreign countries are less developed than the U.S., which may impede the fund's ability to effect portfolio transactions. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in exchange control regulations, expropriation or confiscatory taxation, limitation on removal of funds or other assets of the fund, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the U.S.


     FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Investments in securities of foreign governments and companies whose principal business activities are located outside of the United States will frequently involve currencies of foreign countries. In addition, assets of International Blue Chip Equities Portfolio may temporarily be held in bank deposits in foreign currencies during the completion of investment programs. Therefore, the value of the fund's assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Although the fund values its assets daily in U.S. dollars, the fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. The fund will convert currency on a spot basis from time to time and will incur costs in connection with such currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. The fund does not intend to speculate in foreign currency exchange rates.

     As an alternative to spot transactions, the fund may enter into contracts to purchase or sell foreign currencies at a future date ("forward" contracts) or purchase currency call or put options. A forward contract involves an obligation to purchase or sell a specific currency at a future date and price fixed by agreement between the parties at the time of entering into the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally involves no deposit requirement and no commissions are charged at any stage for trades. The fund intends to enter into such contracts only on net terms. The purchase of a put or call option is an alternative to the purchase or sale of forward contracts and will be used if the option premiums are less then those in the forward contract market.

     The fund may enter into forward contracts only under two circumstances. First, when the fund enters into a contract for the purchase or sale of a security quoted or dominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. This is accomplished by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction ("transaction hedging"). Such forward contract transactions will enable the fund to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date of payment for the security.

     Second, when Wright believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of the securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. The future value of such securities in foreign currencies will change as a consequence of fluctuations in the market value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency exchange rates and the implementation of a short-term hedging strategy are highly uncertain.

     The fund will place cash or liquid securities in a segregated account. The amount of such segregated assets will be at least equal to the value of the fund's total assets committed to the consummation of forward contracts involving the purchase of forward currency. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the fund's commitments with respect to such contracts.

     At the maturity of a forward contract, the fund may elect to sell the portfolio security and make delivery of the foreign currency. Alternatively, the fund may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an identical offsetting contract from the same currency trader.

     It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the fund intends to sell the security and the market value of the security is less than the amount of foreign currency that the fund is obligated to deliver. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency that the fund is obligated to deliver.

     If the fund retains the portfolio security and engages in an offsetting transaction, the fund will incur a gain or a loss (as described below) to the extent that there has been a change in forward contract prices. If the fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward contract prices decline during the period between the date the fund enters into a forward contract for the sale of the foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward contract prices increase, the fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The fund will not speculate in forward contracts and will limit its use of such contracts to the transactions described above. Of course, the fund is not required to enter into such transactions with respect to its portfolio securities and will not do so unless deemed appropriate by Wright. This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the fund can achieve at some future time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might be realized if the value of such currency increases.

FIXED INCOME SECURITIES

     GENERALLY. Investments in fixed income securities may subject the fund to risks, including the following.

     INTEREST RATE RISK. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

     DEFAULT RISK/CREDIT RISK. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a fund to sustain losses on such investments. A default could impact both interest and principal payments.

     CALL RISK AND EXTENSION RISK. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the life of a security is extended beyond the expected prepayment time, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a fund will suffer from the inability to invest in higher yield securities.

     CORPORATE DEBT OBLIGATIONS. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

     U.S. GOVERNMENT SECURITIES. U.S. Government securities include: bills, certificates of indebtedness, and notes and bonds issued by the U.S. Treasury or by agencies or instrumentalities of the U.S. Government. Some U.S. Government securities, such as U.S. Treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association and the Federal Home Loan
Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. Mortgage participation certificates issued by the FHLMC generally represent ownership interests in a pool of fixed-rate conventional mortgages. Timely payment of principal and interest on these certificates is guaranteed solely by the issuer of the certificates. Other investments will include Government National Mortgage Association Certificates ("GNMA Certificates"), which are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. While the U.S. Government guarantees the payment of principal and interest on GNMA
Certificates, the market value of the securities is not guaranteed and will fluctuate.

     MORTGAGE-RELATED  SECURITIES.  Wright  Total  Return  Bond Fund and
Current Income Portfolio may invest in mortgage-related  securities,  including
collateralized    mortgage    obligations   ("CMOs")   and   other   derivative
mortgage-related securities. These securities will either be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, supported by mortgage collateral that is insured, guaranteed or otherwise backed by the U.S. Government or its agencies or instrumentalities. The funds do not invest in the residual classes of CMOs, stripped mortgage-related securities, leveraged floating rate instruments or indexed securities.

     Mortgage-related securities represent participation interests in pools of adjustable and fixed mortgage loans. Unlike conventional debt obligations, mortgage-related securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-related securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest and prepayment rate scenarios, a fund may fail to recover the full amount of its investment in mortgage-related securities purchased at a premium, notwithstanding any direct or indirect governmental or agency guarantee. The fund may realize a gain on mortgage-related securities purchased at a discount. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-related securities are less effective than conventional bonds in "locking in" a specified interest rate. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-related securities. Extending the average life of a mortgage related security increases the risk of depreciation due to future increases in market interest rates.

     A fund's investments in mortgage-related securities may include conventional mortgage pass-through securities and certain classes of multiple class CMOs. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. The CMO classes in which a fund may invest include sequential and parallel pay CMOs, including planned amortization class ("PAC") and target amortization class ("TAC") securities.

     Different types of mortgage-related securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs, TACs and other senior classes of sequential and parallel pay CMOs involve less exposure to prepayment, extension and interest rate risk than other mortgage-related securities, provided that prepayment rates remain within expected prepayment ranges or "collars."

MONEY MARKET INSTRUMENTS

     CERTIFICATES OF DEPOSIT - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable.

     BANKERS' ACCEPTANCES - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     COMMERCIAL PAPER - refers to promissory notes issued by corporations in order to finance their short-term credit needs.

     FINANCE COMPANY PAPER - refers to promissory notes issued by finance companies in order to finance their short-term credit needs.

     CORPORATE OBLIGATIONS - include bonds and notes issued by corporations in order to finance longer-term credit needs.

     FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. A fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Alternatively, a fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

     Securities are frequently offered on a "when-issued" basis. When so offered, the price, which is generally expressed in terms of yield to maturity, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities may take place at a later date. Normally, the settlement date occurs 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are fixed at the time a fund enters into the purchase commitment. During the period between purchase and settlement, no payment is made by the fund to the issuer and no interest accrues to the fund. To the extent that assets of a fund are held in cash pending the settlement of a purchase of securities, the fund would earn no income; however, it is intended that the funds will be fully invested to the extent practicable and subject to the policies stated above. While forward commitments and when-issued securities may be sold prior to the settlement date, it is intended that such securities will be purchased for a fund with the purpose of actually acquiring them unless a sale appears to be desirable for investment reasons. At the time a commitment to purchase securities on a when-issued basis is made for a fund, the transaction will be recorded and the value of the security reflected in determining the fund's net asset value.

     A fund will establish a segregated account containing cash and liquid securities equal in value to commitments for when-issued securities. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will at least equal the amount of a fund's when-issued commitments. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. Securities purchased on a when-issued basis and the securities held by a fund are subject to changes in value based upon the public's perception of the credit worthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that a fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the market value of the fund's net assets than if cash were solely set aside to pay for when-issued securities.

     LENDING PORTFOLIO SECURITIES. A fund may seek to increase income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Securities and Exchange Commission, such loans are required to be secured continuously by collateral in cash or liquid assets held by the fund's custodian and maintained on a current basis at an amount at least equal to the market value of the securities loaned, which will be marked to market daily. Cash equivalents include certificates of deposit, commercial paper and other short-term money market instruments. The fund would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. The fund would not have the right to vote any securities having voting rights during the existence of a loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment.

     During the existence of a loan, a fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest, if any, on investment of the collateral. However, the fund may at the same time pay a transection fee to such borrowers and administrative expenses, such as finders' fees to third parties. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by Wright to be of good standing and when, in the judgment of Wright, the consideration which can be earned from securities loans of this type justifies the attendant risk. The financial condition of the borrower will be monitored by Wright on an ongoing basis and collateral values will be continuously maintained at no less than 100% by "marking to market" daily. If Wright decides to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of a fund's total assets.

     REPURCHASE AGREEMENTS. A fund may enter into repurchase agreements only with large, well-capitalized banks or government securities dealers that meet Wright's credit standards. Repurchase agreements involve the purchase of U.S. Government securities or of other high-quality, short-term debt obligations. At the same time a fund purchases the security, it resells it to the vendor (a member bank of the Federal Reserve System or recognized securities dealer), and is obligated to redeliver the security to the vendor on an agreed-upon date in the future. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. These transactions, which are like short-term loans, afford an opportunity for a fund to earn a return on cash which is only temporarily available. A fund's risk is the ability of the vendor to pay an agreed-upon sum upon the delivery date, and each fund believes the risk is limited to the difference between the market value of the security and the repurchase price provided for in the repurchase agreement. However, bankruptcy or insolvency proceedings affecting the vendor of the security which is subject to the repurchase agreement, prior to the repurchase, may result in a delay in a fund being able to resell the security.

     In all cases when entering into repurchase agreements with other than FDIC insured depository institutions, the funds will take physical possession of the underlying collateral security, or will receive written confirmation of the purchase of the collateral security and a custodial or safekeeping receipt from a third party under a written bailment for hire contract, or will be the recorded owner of the collateral security through the Federal Reserve Book-Entry System.

     Repurchase agreements are considered loans under the Investment Company Act of 1940 (the "1940 Act").

     DEFENSIVE INVESTMENTS. During periods of unusual market conditions, when Wright believes that investing for temporary defensive purposes is appropriate, all or a portion of a fund's assets may be held in cash or invested in short-term obligations. Short-term obligations include but are not limited to short-term obligations issued or guaranteed as to interest and principal by the U.S. Government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities); commercial paper which at the date of investment is rated A-1 by Standard & Poor's Ratings Group ("S&P") or P-1 by Moody's Investors Service, Inc. ("Moody's"), or, if not rated by such rating organizations, is deemed by Wright pursuant to procedures established by the Trustees to be of comparable quality; short-term corporate obligations and other debt instruments which at the date of investment are rated AA or better by S&P or Aa or better by Moody's or, if unrated by such rating organizations, are deemed by Wright pursuant to procedures established by the trustees of the Trust to be of comparable quality; and certificates of deposit, bankers' acceptances and time deposits of domestic banks which are determined to be of high quality by Wright pursuant to procedures established by the trustees. A fund may invest in instruments and obligations of banks that have other relationships with the fund, Wright or Eaton Vance Management, the administrator ("Eaton Vance" or "Administrator"). No preference will be shown towards investing in banks which have such relationships.

INVESTMENT RESTRICTIONS

     The following investment restrictions have been adopted by each fund and may be changed only by the vote of a majority of the fund's outstanding voting securities, which as used in this Statement of Additional Information means the lesser of (a) 67% of the shares of the fund if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the fund. Accordingly, each fund may not:

     (1) With respect to 75% of the total assets of the fund, purchase the securities of any issuer if such purchase at the time thereof would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, or purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the total voting securities of such issuer to be held by the fund, except that this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities of other investment companies;

     (2) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940. In addition, the fund may not issue bonds, debentures or senior equity securities, other than shares of beneficial interest;

     (3) Purchase securities on margin (but the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

     (4)     Underwrite or participate in the marketing of securities of others;

     (5) Make an investment in any one industry if such investment would cause investments in such industry to equal or exceed 25% of the fund's total assets taken at market value at the time of such investment (other than (a) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) and (b) securities of other investment companies;

     (6) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

     (7) Purchase or sell commodities or commodity contracts for the purchase or sale of physical commodities, except that the fund may purchase and sell financial futures contracts, options on financial futures contracts and all types of currency contracts; or

     (8) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities.


     Each fund has adopted the  following  non-fundamental  investment  policies
which  may  be  changed  by  the  trustees   without   approval  by  the  fund's
shareholders:


         o Each fund will not invest more than 15% of net assets in illiquid investments. If a fund's holdings of illiquid securities exceed 15% of its net assets, the fund will take steps necessary to reduce these holdings in its ordinary course of business. In addition, a fund will not purchase securities while bank borrowing exceeds 5% of total assets.

         o The 1940 Act currently allows a fund to borrow (1) for any reason from banks or by entering into reverse repurchase agreements in an amount not exceeding one-third of the fund's total assets and (2) for temporary purposes (presumed to mean not more than 60 days). If a fund's borrowings under clause (1) later exceeds one-third of the fund's total assets, the fund must reduce its borrowings below this level within three business days.

         o Each fund has adopted a policy to give shareholders at least 60 days written notice of any name-related investment policy changes.


     Except for the funds' investment policies with respect to borrowing money and investing in illiquid securities, if a percentage restriction contained in a fund's investment policies is adhered to at the time of investment, a later increase or decrease in the percentage resulting from a change in the value of portfolio securities or the fund's net assets will not be considered a violation of such restriction.


MANAGEMENT AND ORGANIZATION

Fund Management. The trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The trustees and principal officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The business address of each trustee and officer is 255 State Street, Boston, Massachusetts 02109

Definitions:
-----------

"WISDI" means Wright Investors' Service Distributors, Inc., the principal underwriter of the fund.
"Winthrop" means The Winthrop Corporation, a holding company which owns all of the shares of Wright and WISDI.

                                                                                              Number of
                                         Term*                                                Portfolios in
                         Position(s)     of Office                                            Fund Complex
Name                     with the        and Length     Principal Occupation                  Overseen       Other
and Age                  Fund            of Service     During Past Five Years                By Trustee     Directorships
-----------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES

H. Day Brigham, Jr.**    Vice President, Vice President,   Director of Wright and Winthrop since      15        Director of
Age   75                 Secretary       Secretary and     February 1997; Retired Vice President,               Wright and
                         and             Trustee           Chairman of the Management Committee                 Winthrop
                         Trustee         since Inception   and Chief Legal Officer of Eaton Vance Corp.;
                                                           Vice President and Secretary of 15 funds
                                                           managed by Wright
-----------------------------------------------------------------------------------------------------------------------------------
Judith R. Corchard***    Vice President  Vice President    Executive Vice President, Investment         14      Director of
Age   63                 and             since Inception   Management; Senior Investment Officer                Wright and
                         Trustee         and Trustee       and Director of Wright and Winthrop;                 Winthrop
                                         since             Vice President of 15 funds managed
                                         December, 1997    by Wright
-----------------------------------------------------------------------------------------------------------------------------------
Peter M. Donovan****     President       President        President and Chief Executive Officer and      15     Director of
Age   58                 and             and Trustee      Director of Wright and Winthrop; Chairman             Wright and
                         Trustee         since            of the Investment Committee; Vice                     Winthrop
                                         Inception        President, Treasurer and a Director of WISDI;
                                                          President of 15 funds managed by Wright
----------------------------------------------------------------------------------------------------------------------------------
A.M. Moody, III*****     Vice President  Vice President   Senior Vice President of Wright and            15         None
Age   65                 and             and Trustee      Winthrop; President of WISDI; Vice
                         Trustee         since Inception  President of 15 funds managed by Wright
----------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

James P. Biggs           Trustee         Trustee          Retired President, Peoples Bank of Connecticut, 14       None
Age   61                                 since            1997 to 1999 President and Chief Operating
                                         June, 2001       Officer, Peoples Bank of Connecticut

-----------------------------------------------------------------------------------------------------------------------------------
Dorcas R. Hardy          Trustee         Trustee          President, Dorcas R. Hardy & Associates (a       15      None
Age   55                                 since            public policy and government relations firm),
                                         December,        Spotsylvania, VA; Director, The Options Clearing
                                         1998             Corporation and First Coast Service Options,
                                                          Jacksonville, FL;  former Commissioner of Social Security
----------------------------------------------------------------------------------------------------------------------------------
Leland Miles             Trustee         Trustee          President Emeritus, University of Bridgeport      15      None
Age   78                                 since            (1987 to present); President Emeritus of the
                                         Inception        International Association of University Presidents
                                                          (1984 to present)
-----------------------------------------------------------------------------------------------------------------------------------
Lloyd F. Pierce          Trustee         Trustee          Retired Vice Chairman,                            15       None
Age   83                                 since Inception  People's Bank, Bridgeport, CT
-----------------------------------------------------------------------------------------------------------------------------------
Richard E. Taber         Trustee         Trustee          Chairman and Chief Executive Officer              15         None
Age   53                                 since Inception  of First County Bank, Stamford, CT.
-----------------------------------------------------------------------------------------------------------------------------------

                                         Term*
                         Position(s)     of Office
Name                     with the        and Length     Principal Occupation
and Age                  Fund            of Service     During Past Five Years
----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

James L. O'Connor        Treasurer       Treasurer      Vice President of Eaton Vance Management,
Age 56                                   since          Administrator for the fund; Treasurer of
                                         Inception      15  funds   managed   by
                                                        Wright   and  170  funds
                                                        managed  by Eaton  Vance
                                                        and its affiliates.
----------------------------------------------------------------------------------------------------------------------------------

*     Trustees serve an indefinite term. Officers are elected annually.
** Mr. Brigham is an interested person of the Trust because of his positions as Vice President and Secretary of the Trust and a Director of Wright and Winthrop
*** Ms. Corchard an interested person of the Trust because of her position as a Vice President of the Trust and Vice President, Investment Management and Senior Investment Officer and Director of Wright and Winthrop

**** Mr. Donovan is an interested person of the Trust because of his positions as President of the Trust, President, Chief Executive Officer and Director of Wright and Winthrop, Chairman of the Investment Committee and Vice
      President, Treasurer and a Director of WISDI

***** Mr. Moody is an interested person of the Trust because of his positions as Vice President of the Trust, Senior Vice President of Wright and Winthrop and President of WISDI

     Each trustee who is not an employee of Wright, Winthrop, Eaton Vance, its parents or subsidiaries, including Mr. Brigham, receives annual compensation from the Trust. The trustees who are employees of Wright receive no compensation from the Trust. Non-affiliated trustees, including Mr. Brigham, also receive additional payments from other investment companies for which Wright provides investment advisory services. The Trust does not have a retirement plan for the trustees. See the following "Compensation Table."

                               COMPENSATION TABLE

                          Compensation         Total Compensation from All Funds
                         from WGI Fund(1)         in the Wright Fund Complex(2)
-------------------------------------------------------------------------------

 James P. Biggs            $1,800                       $ 7,200
 H. Day Brigham, Jr.       $2,800                       $15,000
 Dorcas Hardy              $2,800                       $15,000
 Leland Miles              $2,800                       $15,000
 Lloyd F. Pierce           $3,266                       $17,500
 Richard E. Taber          $2,800                       $15,000

-------------------------------------------------------------------------------

     (1) For the fiscal year ended December 31, 2001 of Wright Managed Growth with Income Fund. The other two funds had not commenced operations on this date.

     (2) As of May 1, 2002, the Wright Fund Complex consists of 15 funds.


     The Trust's Board of Trustees has established an Independent Trustees' Committee and an Audit Committee, each consisting of all of the Independent Trustees who are Messrs. Biggs, Miles, Pierce (Chairman), Taber, and Ms. Hardy. The responsibilities of the Independent Trustees' Committee include those of a nominating committee for additional or replacement trustees of the Trust and a contract review committee for consideration of renewals or changes in the investment advisory agreements, distribution agreements and distribution plans and other agreements as appropriate. The responsibilities of the Audit Committee are: (a) to oversee the Trusts' accounting and financial reporting practices, their internal controls and, as appropriate, the internal controls of certain service providers; (b) to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; and (c) to act as a liaison between the Trust's independent auditors and the full Board of Trustees. In the fiscal year ending December 31, 2001, the Independent Trustees Committee convened five times and the Audit Committee convened two times.

     The Trustees will, when a vacancy exists or is anticipated, consider any nominee for Trustee recommended by a shareholder if such recommendation is submitted to the Trustees in writing and contains sufficient background information concerning the individual to enable a proper judgment to be made as to such individual's qualifications.

     The Trustees, including the Independent Trustees, considered the renewal of the Investment Advisory Contract between the Trust and Wright at a meeting held for that purpose on January 24, 2002.

     In evaluating the Investment Advisory Contract, the Independent Trustees met separately from the Interested Trustees and reviewed and considered materials furnished by Wright, including information regarding Wright, its affiliates and personnel, operations and financial condition. The Independent Trustees discussed with representatives of Wright (including portfolio management personnel) the operations of the funds and the capabilities of Wright to provide advisory and other services to each fund. The Independent Trustees considered, among other things, the following:

     o The nature, extent and quality of services provided by Wright as investment adviser;
     o Information on the investment performance of the fund, relevant peer groups of funds and appropriate indices;
     o Costs of services provided and the resulting profits realized by the adviser from its relationship with the fund;
     o Other sources of revenue, if any, that accrue to the adviser as a result of the relationship;
     o   The financial condition and organization of the investment adviser;
     o Wright's administrative systems which monitor the relationships with the fund's custodian and transfer agent;
     o   Control of operating expenses of the fund;
     o   The manner in which portfolio transactions are conducted;
     o The resources devoted to compliance efforts on behalf of the fund and the record of compliance with the fund's investment policies and restrictions and the adviser's code of ethics;
     o   Comparative  analysis  of expense  ratios of similar  funds;
     o   Investment management  staffing of the adviser;
     o   Information  provided to investors, including shareholders;
     o   Sales and redemption data in respect of the fund;

     The Independent Trustees' Committee did not consider any single factor as controlling in their consideration of the renewal of the Investment Advisory Contract, nor are the considerations described above all encompassing. Based on their consideration of all factors which they considered material, and with the assistance of independent counsel, the Independent Trustees' Committee concluded that the renewal of the Investment Advisory Contract with its current fee structure is in the interests of the shareholders.

     SHARE OWNERSHIP. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the fund and in all Wright Managed Funds overseen by the Trustee as of December 31, 2001.

                                                                            Aggregate Dollar Rangeof Equity Securities Owned in all
                                               Dollar Range of Equity                 Registered Funds Overseen by Trustee
Name of Trustee                             Securities Owned in the Fund                   in the Wright Fund Complex
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES

H. Day Brigham, Jr.                                 $1 - $10,000                               $50,001 - $100,000
Judith R. Corchard                                      None                                      Over $100,000
Peter M. Donovan                                        None                                      Over $100,000
A. M. Moody, III                                        None                                   $50,001 - $100,000

INDEPENDENT TRUSTEES

James P. Biggs                                          None                                          None
Dorcas R. Hardy                                         None                                    $10,001 - $50,000
Leland Miles                                            None                                    $10,001 - $50,000
Lloyd F. Pierce                                         None                                    $10,001 - $50,000
Richard E. Taber                                  $50,001-$100,000                                Over $100,000

------------------------------------------------------------------------------------------------------------------------------------

As of December 31, 2001, no independent Trustee or any of their immediate family members owned beneficially or of record any class of securities of Wright, WISDI or any person controlling, controlled by or under common control with Wright or WISDI.

     During the calendar years ended December 31, 2000 and December 31, 2001, no independent Trustee (or their immediate family members) had:

     1. Any direct or indirect interest in Wright, WISDI or any person controlling, controlled by or under common control with Wright or WISDI;

     2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or fund; (ii) another fund managed by Wright, distributed by WISDI or a person controlling, controlled by or under common control with Wright or WISDI; (iii) Wright or WISDI; (iv) a person controlling, controlled by or under common control with Wright or WISDI; or (v) an officer of any of the above; or

     3.  Any  direct or  indirect  relationship  with (i) the Trust or the fund;
         (ii) another fund managed by Wright, distributed by WISDI or a person controlling, controlled by or under common control with Wright or WISDI; (iii) Wright or WISDI; (iv) a person controlling, controlled by or under common control with Wright or WISDI; or (v) an officer of any of the above.

     During the calendar years ended December 31, 2000 and December 31, 2001, no officer of Wright, WISDI, or any person controlling, controlled by or under common control with Wright or WISDI served on the Board of Directors of a company where an independent trustee of the Trust or any of their immediate family members served as an officer.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES


     As of April 1, 2002, the following shareholders were record holders of the following percentages of the outstanding shares of Wright Managed Growth with Income Fund:

                                      Percent of Outstanding Shares Owned
                                   ----------------------------------------
                                                  Advisor Shares
-------------------------------------------------------------------------------

Columbus Circle Trust Co. fbo                         52.46%
Wright Investors' Service Def Sav  P/S/P
Stamford, CT  06902
-------------------------------------------------------------------------------

Columbus Circle Trust Co. Cust fbo                    23.71%
R. S. Lamson & Sons
Stamford, CT  06902
-------------------------------------------------------------------------------

Columbus Circle Trust Co. Cust                          5.94%
Wright Investors' First County Bank 401(k) Plan
Stamford, CT  06902
-------------------------------------------------------------------------------


     As of April 1, 2002, to the knowledge of the trust, no other person owned of record or beneficiary 5% or more of the fund's outstanding shares as of such date.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

     The fund has engaged Wright to act as the fund's investment adviser pursuant to an Investment Advisory Contract (the "Investment Advisory Contract"). Wright, acting under the general supervision of the trustees, furnishes the fund with investment advice and management services, as described below. The School for Ethical Education, 440 Wheelers Farms Road, Milford, CT 06460, may be considered a controlling person of Wright's parent, Winthrop, and Wright by reason of its ownership of more than 25% of the outstanding shares of Winthrop.

     Pursuant to the Investment Advisory Contract, Wright will carry out the investment and reinvestment of the assets of each of the funds, will furnish continuously an investment program with respect to the funds, will determine which securities should be purchased, sold or exchanged and will implement such determinations. Wright will be solely responsible for evaluating the investment merits of the funds' portfolio investments. Wright will furnish to the fund investment advice and management services, office space, equipment and clerical personnel, and investment advisory, statistical and research facilities. In addition, Wright has arranged for certain members of the Eaton Vance and Wright organizations to serve without salary as officers or trustees of the Trust. In return for these services, the fund is obligated to pay a monthly advisory fee calculated at the rate set forth in the funds' current prospectus and an administration fee at the rate described below.

     The investment adviser, the distributor and the fund have adopted codes of ethics governing personal securities transactions. Under the codes, Wright employees may purchase and sell securities subject to certain pre-clearance and reporting requirements and other procedures. These codes of ethics are on public file with, and available from, the Securities and Exchange Commission.


     The net assets of Wright Managed Growth with Income Fund as of December 31, 2001 were $4,076,427. For the fiscal year ended December 31, 2001, the advisory fee earned from the fund amounted to $8,558. To enhance the net income of the fund, Wright made a reduction of its investment adviser fee of $8,558. In addition, $101,920 of expenses was allocated to the investment adviser. For the fiscal year ended December 31, 2000, the advisory fee earned from the fund amounted to $10,164. To enhance the net income of the fund, Wright made a reduction in the amount of $9,344, and an additional $65,828 of expenses were allocated to the investment adviser. For the period from the start of business July 14, 1999 through its fiscal year end of December 31, 1999 the advisory fee earned from the fund amounted to $4,802. To enhance the net income of the fund, Wright made a reduction of the entire amount of $4,802. In addition, $19,008 of expenses were allocated to the investment adviser.


     Each fund has engaged Eaton Vance to act as its administrator pursuant to an Administration Agreement. For its services under the Administration Agreement, Eaton Vance receives monthly administration fees at the annual rate of 0.02% of each fund's average daily net assets.

     Eaton Vance is a business trust organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of Eaton Vance. Eaton Vance and EV are wholly owned subsidiaries of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities.


     For the fiscal years ended December 31, 2001 and 2000, the effective annual rate was 0.02% for Wright Managed Growth with Income Fund, and the fee earned by the administrator amounted to $866 and $1,027, respectively. From the start of business July 14, 1999 to December 31, 1999, the effective annual rate was 0.02% for Wright Managed Growth with Income Fund, and the fee earned by the administrator amounted to $480.


     Each fund will be responsible for all of its expenses not expressly stated to be payable by Wright under its Investment Advisory Contract, including, without limitation, the fees and expenses of its custodian and transfer agent, including those incurred for determining the fund's net asset value and keeping the fund's books; the cost of share certificates; membership dues to investment company organizations; brokerage commissions and fees; fees and expenses of registering its shares; expenses of reports to shareholders, proxy statements, and other expenses of shareholders' meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; expenses of trustees not affiliated with Eaton Vance or Wright; and investment advisory and administration fees. Each fund will also bear expenses incurred in connection with litigation in which the fund is a party and the legal obligation the fund may have to indemnify the officers and trustees of the Trust with respect thereto.


     Each fund's Investment Advisory Contract and Administration Agreement will remain in effect until February 28, 2003. The Investment Advisory Contract may be continued as to any fund from year to year thereafter so long as such continuance after February 28, 2003 is approved at least annually (i) by the vote of a majority of the trustees who are not "interested persons" of the Trust, Eaton Vance or Wright cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the board of trustees or by vote of a majority of the outstanding shares of that fund. The funds' Administration Agreement may be continued from year to year after February 28, 2003 so long as such continuance is approved annually by the vote of a majority of the trustees. Each agreement may be terminated as to any fund at any time without penalty on sixty (60) days written notice by the board of trustees or directors of either party, or by vote of the majority of the outstanding shares of that fund. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the funds under such agreement on the part of Eaton Vance or Wright, neither Eaton Vance nor Wright, as the case may be, will be liable to the funds for any loss incurred.


CUSTODIAN AND TRANSFER AGENT


     Investors Bank & Trust Company (IBT), 200 Clarendon Street, Boston, MA 02116, acts as custodian for each fund. IBT has the custody of all cash and securities of each fund, maintains each fund's general ledgers and computes the daily net asset value per share. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the fund.

     Forum Shareholder Services, LLC, Two Portland Square, Portland, ME 04101 is each fund's transfer agent.


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

     Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116-5022, is the Trust's independent certified public accountant, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

BROKERAGE ALLOCATION

     Wright places the portfolio security transactions for each fund, which in some cases may be effected in block transactions which include other accounts managed by Wright. Wright provides similar services directly for bank trust departments and other investment advisory accounts. Wright seeks to execute portfolio security transactions on the most favorable terms and in the most effective manner possible. In seeking best execution, Wright will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the markets for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, experience and financial condition of the broker-dealer and the value and quality of service rendered by the broker-dealer in other transactions, and the reasonableness of the brokerage commission or markup, if any.

     It is expected that on frequent occasions there will be many broker-dealer firms which will meet the foregoing criteria for a particular transaction. In selecting among such firms, Wright may give consideration to those firms which supply brokerage and research services, quotations and statistical and other information to Wright for its use in servicing its advisory accounts. Wright may include firms which purchase investment services from Wright. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Such services and information may be useful and of value to Wright in servicing all or less than all of its accounts and the services and information furnished by a particular firm may not necessarily be used in connection with the account which paid brokerage commissions to such firm. The advisory fee paid by each fund to Wright is not reduced as a consequence of Wright's receipt of such services and information. While such services and information are not expected to reduce Wright's normal research activities and expenses, Wright would, through use of such services and information, avoid the additional expenses which would be incurred if it should attempt to develop comparable services and information through its own staff.

     Under each fund's Investment Advisory Contract, Wright has the authority to pay commissions on portfolio transactions for brokerage and research services exceeding that which other brokers or dealers might charge provided certain conditions are met. This authority will not be exercised, however, until the prospectus or this Statement of Additional Information has been supplemented or amended to disclose the conditions under which Wright proposes to do so.

     The Investment Advisory Contract expressly recognizes the practices which are provided for in Section 28(e) of the Securities Exchange Act of 1934 by authorizing the selection of a broker or dealer which charges a fund a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if it is determined in good faith that such commission was reasonable in relation to the value of the brokerage and research services which have been provided.


     For the fiscal years ended December 31, 2001 and 2000, and for the period from the start of business July 14, 1999 to December 31, 1999, the Fund paid no brokerage commissions.


PRICING OF SHARES

     For a description of how each fund values its shares, see "Information About Your Account - How the Funds Values their Shares" in the funds' current prospectus. Each fund values securities with a remaining maturity of 60 days or less by the amortized cost method. The amortized cost method involves initially valuing a security at its cost (or its fair market value on the sixty-first day prior to maturity) and thereafter assuming a constant amortization to maturity of any discount or premium, without regard to unrealized appreciation or depreciation in the market value of the security. Foreign securities in which an underlying fund may invest may be listed primarily on foreign stock exchanges that may trade on days when the fund is not open for business. For this reason, the net asset value of an underlying fund's portfolio may be significantly affected by trading on days when an investor does not have access to the funds.

     Each fund will not price its securities on the following national holidays:
New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.

PRINCIPAL UNDERWRITER

     The funds have adopted a Distribution Plan as defined in Rule 12b-1 under the 1940 Act (the "Plan") with respect to its Individual Shares and its Advisor Shares. The Plan specifically authorizes the funds to pay direct and indirect expenses incurred by any separate distributor or distributors under agreement with the fund in activities primarily intended to result in the sale of its Individual Shares and Advisor Shares. The expenses of these activities will not exceed 0.75% per annum of the fund's average daily net assets attributable to Individual Shares and 0.25% per annum of the fund's average daily net assets attributable to Advisor Shares. Payments under the Plan are reflected as an expense in the fund's financial statements relating to the applicable class of shares.

     The Trust has entered into a distribution contract with the principal underwriter. This contract provides for WISDI to act as a separate distributor of the fund's shares.

     The fund will pay per annum 0.75% of its average daily net assets attributable to Individual Shares and 0.25% of its average daily net assets attributable to Advisor Shares to WISDI for distribution activities on behalf of the fund in connection with the sale of its Individual Shares and Institutional Service Shares, respectively. WISDI will provide on a quarterly basis documentation concerning the expenses of such activities. Documented expenses of the fund will include compensation paid to and out-of-pocket disbursements of officers, employees or sales representatives of WISDI, including telephone costs, the printing of prospectuses and reports for other than existing shareholders, preparation and distribution of sales literature, advertising and interest or other financing charges. If the distribution payments to WISDI exceed its expenses, WISDI may realize a profit from these arrangements. Peter
M. Donovan, President and a trustee of the Trust and President, Chief Executive Officer and a Director of Wright and Winthrop, is Vice President, Treasurer and a Director of WISDI. A.M. Moody, III, Vice President and a trustee of the Trust and Senior Vice President of Wright and Winthrop, is President and a Director of WISDI.

     It is the  opinion  of the  trustees  and  officers  of the Trust  that the following are not expenses primarily intended to result in the sale of Individual Shares or Institutional Service Shares issued by the fund: fees and expenses of registering these shares under federal or state laws regulating the sale of securities; fees and expenses of registering the Trust as a broker-dealer or of registering an agent of the Trust under federal or state laws regulating the sale of securities; and fees and expenses of preparing and setting in type the Trust's registration statement under the Securities Act of 1933. Should such expenses be deemed by a court or agency having jurisdiction to be expenses primarily intended to result in the sale of these shares, they will be considered to be expenses contemplated by and included in the Plan, but not subject to the 0.75% or 0.25% per annum limitations described above.

     Under the Plan, the President or Vice President of the Trust will provide to the trustees for their review, and the trustees will review at least quarterly, a written report of the amounts expended under the Plan and the purposes for which such expenditures were made. From time to time, WISDI may enter into special arrangements with broker-dealers for assistance with its principal underwriting and distribution activities. WISDI has entered into such an arrangement with Talbot Financial Services, Inc. (Talbot), a registered broker-dealer. WISDI may compensate Talbot up to 0.25% of net assets upon the initial sale of shares, and up to 0.15% per year of net assets retained after one year. This compensation is payable by WISDI, and not the fund. There is no additional cost to the fund by this arrangement.


     The following table shows the fee payable to WISDI under the Plan and the amount of such fee actually paid by the Advisor Shares class of Wright Managed Growth with Income Fund during the fiscal year ended December 31, 2001.

                                Distribution       Distribution Expenses        Distribution        Distribution Expenses
                                  Expenses            Reduced by the              Expenses          Paid as a % of Fund's
Class                             Allowable        Principal Underwriter        Paid by Fund       Average Net Asset Value
---------------------------------------------------------------------------------------------------------------------------------

Advisor Shares                    $10,345                 $10,345                   - 0 -                    - 0 -

     For the fiscal year ended December 31, 2001, it is estimated that WISDI spent approximately the following amounts on behalf of the Wright Managed Growth with Income Fund. WISDI spent more than it received on behalf of Advisor Shares.

                  Wright Investors' Service Distributors, Inc.
             Financial Summaries for the year ended December 31, 2001


                                        Printing & Mailing    Travel &        Commissions &   Administration
Class                     Promotional      Prospectuses     Entertainment     Service Fees       and Other           TOTAL
----------------------------------------------------------------------------------------------------------------------------------

Advisor Shares                $2,500            $350           $ - 0 -           $10,000         $ - 0 -            $12,850


     The Plan was adopted by the Trustees on May 19, 1999 on behalf of the Wright Managed Growth with Income Fund and Amended and Restated August 14, 2000 to add the Wright Managed Income with Growth Fund and the Wright Managed Growth Fund. Under its terms, the Plan remains in effect from year to year, provided such continuance is approved annually by a vote of the Trust's trustees, including a majority of the trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan. The Plan may not be amended to increase materially the amount to be spent by the Individual Shares or Advisor Shares for the services described therein without approval of a majority of the outstanding Individual Shares or Advisor Shares, respectively. All material amendments of the Plans must also be approved by the trustees of the Trust in the manner described above. The Plan may be terminated as to the Individual Shares or the Advisor Shares at any time without payment of any penalty by vote of a majority of the trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by a vote of a majority of the outstanding Individual Shares or Advisor Shares, respectively. If the Plan is terminated, the fund would stop paying the distribution fee and the trustees would consider other methods of financing the distribution of the fund's Individual Shares or Advisor Shares, as appropriate.

     So long as the Plan is in effect, the selection and nomination of trustees who are not interested persons of the Trust shall be committed to the discretion of the trustees who are not such interested persons. The trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the fund and the holders of Individual Shares and Institutional Service Shares.

SERVICE PLAN

     The Service Plan was adopted by the trustees on May 19, 1999 on behalf of the Wright Managed Growth with Income Fund and Amended and Restated August 14, 2000 to add the Wright Managed Income with Growth Fund and the Wright Managed Growth Fund and will continue in effect from year to year, provided such continuance is approved annually by a vote of the Trust's trustees, including a majority of the trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Service Plan. The Service Plan may be terminated at any time without payment of any penalty by vote of a majority of the trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Service Plan. The trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Service Plan will benefit the fund and its shareholders.


     During the fiscal year ended December 31, 2001, the Principal Underwriter made a reduction of the full amount of its service fee under the Service Plan of $10,345.


TAXES


      Each fund has elected to be treated, has qualified, and intends to continue to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any year in which a fund qualifies as a regulated investment company and distributes to its shareholders substantially all of its investment company taxable income (which includes, among other items, net investment income and the excess of net short-term capital gain over net long-term capital loss) and its net capital gain (the excess of net long-term capital gain over net short-term capital loss) the fund will not be subject to U.S. federal income tax on the amounts distributed to shareholders in the manner required under the Code. A fund would be taxed at regular corporate income tax rates on any amounts not distributed to shareholders in accordance with these requirements.

     Each fund will be subject to a nondeductible 4% federal excise tax on a portion of its undistributed ordinary income and capital gains if it fails to meet certain other distribution requirements. Each fund intends to seek to distribute its income in accordance with these requirements to avoid or minimize any excise tax.

     In order to qualify as a regulated investment company under Subchapter M of the Code, each fund must, among other things, derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% income test") and satisfy certain annual distribution and quarterly diversification requirements.

     In order to satisfy its distribution requirements, each fund intends to distribute substantially all of its investment company taxable income and any net capital gain at least annually to its shareholders. As a consequence, substantially all of the income and capital gains received by a fund from a mutual fund in its portfolio (each an "underlying fund") will be distributed to shareholders by the fund (after deductions for the fund's allowable losses and expenses) and will be taxable to shareholders as ordinary income, except for any distributions attributable to the fund's net capital gain, which will be taxable to shareholders as long-term capital gains.

     For purposes of determining the character of income received by a fund when an underlying fund distributes net capital gain to the fund, the fund will treat the distribution as a long-term capital gain, even if the fund has held shares of the underlying fund for less than one year. Any loss incurred by a fund on the redemption or other sale of an underlying fund's shares that have a tax holding period of six months or less, however, will be treated as a long-term capital loss to the extent of any gain distribution received on the shares disposed of by the fund unless the loss is disallowed under the wash sale rules.

     Distributions of net capital gain received by a fund from the underlying funds (as described above), as well as net capital gain realized by a fund from the sale (or redemption) of mutual fund shares or other securities, after reduction by allowable capital losses, will be taxable to a shareholder as long-term capital gain even if the shareholder has held the shares of the fund for less than one year.

     Unless a shareholder specifies otherwise, all dividends and distributions will be reinvested automatically in additional full and fractional shares of the fund making the distribution. The tax treatment of distributions from a fund is the same whether the distributions are received in additional shares or in cash. Shortly after the end of each year, each fund will notify shareholders of the federal tax status of dividends and distributions for that year.

     Any dividend declared by a fund as of a record date in October, November or December and paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

     At the time of an investor's purchase of fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the fund's portfolio or undistributed taxable income of the fund. Consequently, subsequent distributions by such fund with respect to these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares and the distributions economically represent a return of a portion of the purchaser's investment.

     Because each fund may realize taxable net short-term capital gains by selling shares of a mutual fund in its portfolio with unrealized appreciation, or capital losses that might be disallowed under the wash sale rules or recharacterized, investing in a fund rather than directly in the underlying funds may result in increased tax liability to a shareholder since the fund must distribute its net realized gains in accordance with the rules described above.

     A fund may invest in underlying funds with capital loss carryforwards. If such an underlying fund realizes capital gains, it will be able to offset the gains to the extent of its loss carryforwards in determining the amount of capital gains which must be distributed to shareholders. To the extent that gains are offset in this manner, distributions to a fund and its shareholders will likely be reduced. Similarly, a fund may incur capital losses that it may carry forward to future taxable years, to the extent provided by the Code and applicable regulations, to offset capital gains it may realize in such years.

     Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. If a shareholder who has received a capital gain distribution suffers a loss on the redemption or other sale of his or her fund shares that have a tax holding period of six months or less, the loss on those shares will be treated as a long-term capital loss to the extent of the capital gain distribution received on those shares. Also, any loss realized on a redemption or other sale of fund shares may be disallowed under the wash sale rules to the extent the shares disposed of are replaced with other shares of the same fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments.

     Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

     Federal law requires that the fund withhold (as "backup withholding") 30% of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions and exchanges or repurchases of fund shares, paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

     The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax. This description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. tax treatment, including (i) a nonresident alien U.S. withholding tax at the rate of 30% or at a lower treaty rate on amounts treated as ordinary dividends from the fund and
(ii) backup withholding at the rate of 30% on certain other payments from the fund, unless an effective IRS Form W-8BEN, or other authorized withholding certificate is on file. Shareholders should consult their own tax advisers on these matters and on state, local and other applicable tax laws. For a more complete description of the tax consequences resulting from the underlying fund's investments, you should consult the prospectuses and statement of additional information for the underlying funds.

CALCULATION OF PERFORMANCE AND YIELD QUOTATIONS


     The average annual total return before deduction of taxes ("pre-tax return") of each fund is determined for a particular period by calculating the actual dollar amount of investment return on a $1,000 investment in the fund made at the maximum public offering price (i.e. net asset value) at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the fund during that period. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

     Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on the distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rate in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character) and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional fund shares at net asset value on the last day of the fiscal year in which the credit was generated, or, in the case of certain tax credits, on the date on which the year-end distribution is paid.

                 Average Annual Returns as of December 31, 2001

                                                 1 Year       Life of the Class
-------------------------------------------------------------------------------

        ADVISOR SHARES

          Return before taxes                    -10.82%          -4.22%(1)
          Return after taxes on distributions    -11.20%          -5.02%(1)
          Return after taxes on distributions
           and sales of fund shares               -6.27%          -3.64%(1)
-------------------------------------------------------------------------------

        (1)   From July 14, 1999 (start of business)



     The yield of each fund is computed by dividing its net investment income per share earned during a recent 30-day period by the maximum offering price (i.e. net asset value) per share on the last day of the period and analyzing the resulting figure. Net investment income per share is equal to the fund's dividends and interest earned during the period, with the resulting number being divided by the average daily number of shares outstanding and entitled to receive dividends during the period.

     The fund's yield is calculated according to the following formula:
                                     6
             Yield =  2  [(a-b  +  1) - 1]
                           ---
                           cd

Where:

     a =  dividends and interest earned during the period.

     b =  expenses accrued for the period (after reductions).

     c =  the average daily number of shares outstanding during the period.

     d =  the net asset value per share on the last day of the period.

     Yield and effective yield will be based on historical earnings and are not intended to indicate future performance. Yield and effective yield will vary based on changes in market conditions and the level of expenses. A fund's yield or total return may be compared to the Consumer Price Index and various domestic securities indices. A fund's yield or total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders.

     From time to time, in advertisements, in sales literature, or in reports to shareholders, the past performance of the fund may be illustrated and/or compared with that of other mutual funds with similar investment objectives, and to stock or other relevant indices. In addition, the performance of a fund may be compared to alternative investment or savings vehicles and/or to indexes or indicators of economic activity, e.g., inflation or interest rates. Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumers Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal and Worth may also be cited (if the fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual fund Almanac, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper Analytical Services, Inc., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems, Inc.

     In addition, from time to time quotations from articles from financial publications such as those listed above may be used in advertisements, in sales literature, or in reports to shareholders of a fund.

FINANCIAL STATEMENTS

     The audited financial statements of, and the independent auditors' report for the funds, appear in the funds' most recent annual report to shareholders, and are incorporated by reference into this Statement of Additional Information. A copy of the annual report is attached to this Statement of Additional Information.

     Registrant incorporates by reference the audited financial information for Wright Managed Growth with Income Fund for the fiscal year ended December 31, 2001 as previously filed electronically with the Securities and Exchange Commission on March 1, 2002 (Accession Number 0000715165-02-000011).

                                    APPENDIX
-------------------------------------------------------------------------------


WRIGHT QUALITY RATINGS

     Wright Quality Ratings provide the means by which the fundamental criteria for the measurement of quality of an issuer's securities for investment by an underlying Blue Chip Fund can be objectively evaluated.

     Each rating is based on individual measures of quality grouped into four components: (1) Investment Acceptance, (2) Financial Strength, (3) Profitability and Stability, and (4) Growth. The total rating is three letters and a numeral. The three letters measure (1) Investment Acceptance, (2) Financial Strength, and
(3) Profitability and Stability. Each letter reflects a composite measurement of eight individual standards which are summarized as A: Outstanding, B: Excellent,
C: Good, D: Fair, L: Limited, and N: Not Rated. The numeral rating reflects Growth and is a composite of eight individual standards ranging from 0 to 20.

EQUITY SECURITIES

     INVESTMENT ACCEPTANCE reflects the acceptability of a security by and its marketability among investors, and the adequacy of the floating supply of its common shares for the investment of substantial funds.

     FINANCIAL STRENGTH represents the amount, adequacy and liquidity of the corporation's resources in relation to current and potential requirements. Its principal components are aggregate equity and total capital, the ratio of invested equity capital to debt, the adequacy of net working capital, its fixed charges coverage ratio and other appropriate criteria.

     PROFITABILITY AND STABILITY measures the record of a corporation's management in terms of (1) the rate and consistency of the net return on shareholders' equity capital investment at corporate book value, and (2) the profits or losses of the corporation during generally adverse economic periods, including its ability to withstand adverse financial developments.

     GROWTH per common share of the corporation's equity capital, earnings, cash earnings, dividends, assets, and sales -- rather than the corporation's overall growth of dollar sales and income.

     These ratings are determined by specific quantitative formulae. A distinguishing characteristic of these ratings is that The Wright Investment Committee must review and accept each rating. At the discretion of The Investment Committee, a computed rating may be changed to reflect relevant corporate factors.

DEBT SECURITIES

     Wright ratings for commercial paper, corporate bonds and bank certificates of deposit consist of the two central positions of the four position alphanumeric corporate equity rating. The two central positions represent those factors which are most applicable to fixed income and reserve investments. The first, Financial Strength, represents the amount, the adequacy and the liquidity of the corporation's resources in relation to current and potential requirements. Its principal components are aggregate equity and total capital, the ratios of (a) invested equity capital, and (b) long-term debt, total of corporate capital, the adequacy of net working capital, fixed charges coverage ratio and other appropriate criteria. The second letter represents Profitability and Stability and measures the record of a corporation's management in terms of:
(a) the rate and consistency of the net return on shareholders' equity capital investment at corporate book value, and (b) the profits and losses of the corporation during generally adverse economic periods, and its ability to withstand adverse financial developments.

     The first letter rating of the Wright four-part alphanumeric corporate rating is not included in the ratings of fixed-income securities since it primarily reflects the adequacy of the floating supply of the company's common shares for the investment of substantial funds. The numeric growth rating is not included because this element is identified only with equity investments.

A-1 AND P-1 COMMERCIAL PAPER RATINGS BY S&P AND MOODY'S

     An S&P Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     `A': Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety. The `A-1' designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

     The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information.

     Issuers (or related supporting institutions) rated P-1 by Moody's have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics:

     - Leading market positions in well-established  industries.
     - High rates of return on funds employed.
     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

BOND RATINGS

     In addition to Wright quality ratings, bonds or bond insurers may be expected to have credit risk ratings assigned by the two major rating companies, Moody's and S&P. Moody's uses a nine-symbol system with Aaa being the highest rating and C the lowest. S&P uses a 10-symbol system that ranges from AAA to D. Bonds within the top four categories of Moody's (Aaa, Aa, A and Baa) and of S&P (AAA, AA, A and BBB) are considered to be of investment-grade quality. Bonds in the lowest investment grade category (BBB) may have speculative characteristics. Note that both S&P and Moody's currently give their highest rating to issuers insured by the American Municipal Bond Assurance Corporation (AMBAC) or by the Municipal Bond Investors Assurance Corporation (MBIA).

     Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher-rated categories. The rating of AA is accorded to issues where the capacity to pay principal and interest is very strong and they differ from AAA issues only in small degree. The AAA rating indicates an extremely strong capacity to pay principal and interest.

     Bonds rated A by Moody's are judged by Moody's to possess many favorable investment attributes and are considered as upper medium grade obligations. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater degree or there may be other elements present which make the long-term risks appear somewhat larger. Bonds rated Aaa by Moody's are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issuers.

NOTE RATINGS

     In addition to Wright quality ratings, municipal notes and other short-term loans may be assigned ratings by Moody's or S&P.

     Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group.

     S&P's top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. the designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

                                     PART C
                             ----------------------

                                OTHER INFORMATION

Item 23. EXHIBITS

                  (a)      (1) Declaration of Trust dated June 17, 1997
                               filed   with   the   Trust's    registration
                               statement on Form N-1A, March 26, 1999 and incorporated herein by reference.

                           (2) Amended Establishment and Designation of Series
                               and Classes dated December 13, 2001, filed herewith.

                  (b) By-laws dated June 17, 1997 filed with the Trust's registration statement on Form N-1A, March 26, 1999 and incorporated herein by reference.

                  (c)      Not applicable.

                  (d)      (1) (a) Investment Advisory Contract between
                                   the   Registrant   and   Wright   Investors'
                                   Service, dated May 19, 1999 filed as Exhibit
                                   (d)(1) to  Pre-Effective  Amendment No. 1 on
                                   May 21, 1999 and incorporated herein by reference.

                               (b) Form  of  Revised  Schedules  A and B  dated
                                   September 1, 2000 to the Investment Advisory
                                   Contract, filed as Exhibit (d)(1)(b) to Post-Effective Amendment No. 2 on May 30, 2000 and incorporated herein by reference.

                           (2  (a) Administration  Agreement  between  the
                                   Registrant and Eaton Vance Management, dated
                                   May 19,  1999  filed as  Exhibit  (d)(2)  to
                                   Pre-Effective  Amendment  No.  1 on May  21,
                                   1999 and incorporated herein by reference.

                               (b) Form  of  Revised  Schedules  A and B  dated
                                   August  14,   2000  to  the   Administration
                                   Agreement, filed as Exhibit (d)(2)(b) to Post-Effective Amendment No. 2 on May 30, 2000 and incorporated herein by reference.

                  (e) Distribution Contract between the Registrant and Wright Investors' Service Distributors, Inc., dated May 19, 1999 filed as Exhibit (e) to Pre-Effective Amendment No. 1 on May 21, 1999 and incorporated herein by reference.

                  (f)      Not applicable.

                  (g)      (1)      Master Custodian Agreement between Wright
                                    Managed Investment Funds and Investors Bank
                                    & Trust Company, dated December 19, 1990
                                    filed as Exhibit (g)(1) to Pre-Effective
                                    Amendment No. 1 on May 21, 1999 and
                                    incorporated herein by reference.
                           (2)      Amendment to Master Custodian Agreement
                                    dated September 20, 1995 filed as Exhibit
                                    (g)(2) to Pre-Effective Amendment No. 1 on
                                    May 21, 1999 and incorporated herein by
                                    reference.
                           (3)      Letter   Agreement   to   Master   Custodian
                                    Agreement   dated  May  19,  1999  filed  as
                                    Exhibit  (g)(3) to  Pre-Effective  Amendment
                                    No. 1 on May 21, 1999 and incorporated herein by reference.

                           (4) Extension Agreement dated January 9, 2001 to the Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit (g)(4) to Post-Effective Amendment No. 28 of The Wright Managed Equity Trust
                                   (File Nos. 2-78047, 811-3489) filed with the
                                    Commission on February 28, 2001
                                   (Accession No. 000075165-01-000003) and
                                    incorporated herein by reference.

                           (5) Delegation Agreement with Investors Bank & Trust Company dated December 7, 2000 pursuant to Rules 17f-5 and 17f-7 filed as Exhibit (g)(4) to Post-Effective Amendment
                                    No. 7 of Catholic Values Investment Trust
                                   (File Nos. 333-17161, 811-07951) filed with
                                    the Commission on April 26, 2001(Accession
                                    No.0000715165-01-500014) and incorporate
                                    herein by reference.

                  (h)      (1)      Transfer Agency and Services Agreement dated
                                    June 14,2002 between the Registrant and
                                    Forum
                                    Shareholder Services, LLC filed herewith.
                           (2)      (a) Service Plan for Advisor and  Individual
                                    Shares,  dated May 19, 1999 filed as Exhibit
                                    (h)(2) to  Pre-Effective  Amendment No. 1 on
                                    May 21, 1999 and incorporated herein by reference.

                                (b) Form of Amended and Restated Service Plan,
                                    filed as Exhibit(h)(2)(b) to Post-Effective
                                    Amendment No. 2 on May 30, 2000 and
                                    incorporated herein by reference.

                  (i)      (1)Opinion of Counsel dated May 26, 2000, filed as
                              Exhibit (i) to Post-Effective Amendment No. 2 on May 30, 2000 and incorporated herein by reference.
                           (2)Consent of Counsel filed herewith.

                  (j)      Independent Auditors' Consent filed herewith.

                  (k)      Not applicable.

                  (l) Share Purchase Agreement dated May 19, 1999 filed as Exhibit (l) to Pre-Effective Amendment No. 1 on May 21, 1999 and incorporated herein by reference.

                  (m)     (1) Distribution Plan pursuant to Rule 12b-1
                              under the  Investment  Company  Act of 1940,
                              with  respect  to  Individual   and  Advisor
                              Shares,  dated May 19, 1999 filed as Exhibit
                              (m) to Pre-Effective  Amendment No. 1 on May
                              21,   1999  and   incorporated   herein   by
                              reference.

                         (2) Form of Amended and Restated Distribution Plan, filed as Exhibit (m)(2) to Post-Effective Amendment No. 2 on May 30, 2000 and incorporated herein by reference.

                  (n)      Not applicable.

                  (o)    (1)  Multiple Class Plan Pursuant to Rule 18f-3 under
                              the Investment Company Act of 1940 filed as Exhibit (o) to Pre-Effective Amendment No. 1 on May 21, 1999 and incorporated herein by reference.
                         (2) Form of Amended and Restated Multiple Class Plan, filed as Exhibit (o)(2) to Post-Effective Amendment No. 2 on May 30, 2000 and incorporated herein by reference.

                  (p) Codes of Ethics filed as Exhibit(q)to Post-Effective Amendment No. 1 on April 27, 2000 and incorporated herein by reference.

                  (q) Power of Attorney dated December 13, 2001 filed herewith.



Item 24. Persons Controlled by or under Common Control with Registrant

         Not applicable.



Item 25. Indemnification

The Registrant's By-Laws filed as Exhibit (b) to the Trust's registration statement on Form N-1A contains provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the mater has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

Reference is made to the information set forth under the captions "Officers and Trustees" and "Investment Advisory and Administrative Services" in the Statement of Additional Information, which information is incorporated herein by reference.

Item 27. Principal Underwriter

         (a) Wright Investors' Service Distributors, Inc. (a wholly-owned subsidiary of The Winthrop Corporation) acts as principal underwriter for each of the investment companies named below.

                                    The Wright Asset Allocation Trust
                                    The Wright Managed Equity Trust
                                    The Wright Managed Income Trust
                                    Catholic Values Investment Trust

         (b)
                     (1)                                       (2)                                       (3)
             Name and Principal                        Positions and Officers                   Positions and Offices
               Business Address                    with Principal Underwriter                       with Registrant
           ----------------------------------------------------------------------------------------------------------------
               A.M. Moody III*                              President                        Vice President and Trustee
              Peter M. Donovan*                   Vice President and Treasurer                     President and Trustee
              Vincent M. Simko*                   Vice President and Secretary                          None
           -----------------------------------------------------------------------------------------------------------------

       *Address is 440 Wheelers Farms Road, Milford, CT 06460.



       (c)        Not applicable.



Item 28. Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116, and its transfer agent, Forum Shareholder Services, LLC, Two Portland Square, Portland, ME 04101, with the exception of certain corporate documents and portfolio trading documents which are either in the possession and custody of the Registrant's administrator, Eaton Vance Management, 255 State Street, Boston, MA 02109 or of the investment adviser, Wright Investors' Service, Inc., 440 Wheelers Farms Road, Milford, CT 06460. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Registrant's administrator, Eaton Vance Management, or of the investment adviser, Wright Investors' Service, Inc.

Item 29. Management Services

                  Not Applicable.



Item 30. Undertakings

                  None.

                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milford, and the State of Connecticut on the 25th day of April, 2002.

                                           THE WRIGHT ASSET ALLOCATION TRUST


                                     By:       Peter M. Donovan*
                                          -------------------------------
                                               Peter M. Donovan, President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on the 25th day of April, 2002.

Signature                                                   Title
-----------------------------------------------------------------------------

Peter M. Donovan*                                  President, Principal
------------------                               Executive Officer & Trustee
Peter M. Donovan

James L. O'Connor*                                  Treasurer, Principal
-------------------                           Financial and Accounting Officer
James L. O'Connor

James P. Biggs*                                            Trustee
-----------------
James P. Biggs

H. Day Brigham, Jr.*                                       Trustee
---------------------
H. Day Brigham, Jr.

Judith R. Corchard*                                        Trustee
--------------------
Judith R. Corchard

Dorcas R. Hardy*                                           Trustee
------------------
Dorcas R. Hardy

Leland Miles*                                              Trustee
-------------------
Leland Miles

/s/ A. M. Moody III                                        Trustee
--------------------
A. M. Moody III

Lloyd F. Pierce*                                           Trustee
-----------------
Lloyd F. Pierce

Richard E. Taber*                                          Trustee
-----------------
Richard E. Taber

* By /s/ A. M. Moody III
-------------------------
A. M. Moody III
Attorney-in-Fact

                                  EXHIBIT INDEX

     The following exhibits are filed as part of this Amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.        Description

   (a)(2) Amended Establishment and Designation of Series and Classes dated December 31, 2001.

   (h)(1) Transfer Agency and Services Agreement with Forum Shareholder Services, LLC dated June 14, 2002.

   (i)(2)          Consent of Counsel

   (j)             Independent Auditors' Consent

   (q)             Power of Attorney dated December 13, 2001.